                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21829

           BBH TRUST

BBH Core Select
BBH International Equity Fund
BBH Broad Market Fund

           (Exact name of Registrant as specified in charter)

            140 Broadway,
            New York, NY  10005
            (Address of principal executive offices)

            Corporation Services Company,
            2711 Centerville Road, Suite 400, Wilmington,
            DE, 19808
            (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: OCTOBER 31

Date of reporting period: APRIL 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the
Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.
Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and
Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB
has reviewed this collection of information under the clearance requirements of 44 U.S.C.
Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                   BROWN [LOGO]
                                   BROTHERS
                                   HARRIMAN

--------------------------------------------------------------------------------
                               Semi-Annual Report
                                 APRIL 30, 2009
--------------------------------------------------------------------------------

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BBH CORE SELECT
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2009 (unaudited)

SECTOR DIVERSIFICATION
                                                                      Percent of
                                                      U.S. $ Value    Net Assets
                                                      ------------    ----------
Consumer Discretionary.............................   $ 17,415,282       10.1%
Consumer Staples...................................     47,339,380       27.6
Energy.............................................     10,317,800        6.0
Financials.........................................     27,506,204       16.0
Health Care........................................     10,168,257        5.9
Industrials........................................     15,820,270        9.2
Information Technology.............................     28,402,691       16.5
Materials..........................................      5,492,933        3.2
Cash and Other Assets in Excess of Liabilities.....      9,376,633        5.5
                                                      ------------      -----
NET ASSETS.........................................   $171,839,450      100.0%
                                                      ============      =====

All data as of April 30,  2009.  The Fund's  sector  breakdown is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

2

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BBH CORE SELECT
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PORTFOLIO OF INVESTMENTS
April 30, 2009 (unaudited)

 Shares                                                                 Value
--------                                                            ------------
          COMMON STOCKS (94.5%)
          CONSUMER DISCRETIONARY (10.1%)
 109,450  Bed, Bath & Beyond, Inc.(1).............................  $  3,329,469
 486,025  Comcast Corp. (Class A).................................     7,513,946
 267,211  Liberty Global, Inc. (Series C)(1)......................     4,371,572
 415,150  Liberty Media Corp. - Interactive A(1)..................     2,200,295
                                                                    ------------
          Total Consumer Discretionary............................    17,415,282
                                                                    ------------
          CONSUMER STAPLES (27.6%)
 148,405  Cadbury, Plc. ADR.......................................     4,465,506
 136,375  Coca-Cola Co............................................     5,870,944
  95,904  Costco Wholesale Corp...................................     4,660,934
  90,800  Diageo, Plc. ADR........................................     4,344,780
 264,175  Nestle SA ADR...........................................     8,665,495
  90,925  PepsiCo, Inc............................................     4,524,428
 201,875  Walgreen Co.............................................     6,344,931
 167,904  Wal-Mart Stores, Inc....................................     8,462,362
                                                                    ------------
          Total Consumer Staples..................................    47,339,380
                                                                    ------------

          ENERGY (6.0%)
  94,800  Occidental Petroleum Corp...............................     5,336,292
 143,725  XTO Energy, Inc.........................................     4,981,508
                                                                    ------------
          Total Energy............................................    10,317,800
                                                                    ------------

          FINANCIALS (16.0%)
 125,000  AFLAC, Inc..............................................     3,611,250
     123  Berkshire Hathaway, Inc. (Class A)(1)...................    11,562,000
 161,825  Chubb Corp..............................................     6,303,084
 394,625  Progressive Corp.(1)....................................     6,029,870
                                                                    ------------
          Total Financials........................................    27,506,204
                                                                    ------------
          HEALTH CARE (5.9%)
 153,350  Dentsply International, Inc.............................     4,388,877

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                             3

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BBH CORE SELECT
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2009 (unaudited)

 Shares                                                                 Value
--------                                                            ------------
          COMMON STOCKS (continued)
          HEALTH CARE (continued)
 152,450  Novartis AG ADR.........................................   $ 5,779,380
                                                                    ------------
          Total Health Care.......................................    10,168,257
                                                                    ------------

          INDUSTRIALS (9.2%)
  87,425  W.W. Grainger, Inc......................................     7,333,209
 318,225  Waste Management, Inc...................................     8,487,061
                                                                    ------------
          Total Industrials.......................................    15,820,270
                                                                    ------------

          INFORMATION TECHNOLOGY (16.5%)
 110,175  Automatic Data Processing, Inc..........................     3,878,160
 395,015  Dell, Inc.(1)...........................................     4,590,074
 480,325  eBay, Inc.(1)...........................................     7,910,953
 234,700  Intuit, Inc.(1).........................................     5,428,611
 325,513  Microsoft Corp..........................................     6,594,893
                                                                    ------------
          Total Information Technology............................    28,402,691
                                                                    ------------

          MATERIALS (3.2%)
  45,600  Ecolab, Inc.............................................     1,757,880
  78,550  Vulcan Materials Co.....................................     3,735,053
                                                                    ------------
          Total Materials.........................................     5,492,933
                                                                    ------------
          TOTAL COMMON STOCKS (Identified cost $194,647,195)......   162,462,817
                                                                    ------------

TOTAL INVESTMENTS (Identified cost $194,647,195)(2).......   94.5%  $162,462,817
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............    5.5      9,376,633
                                                            -----   ------------
NET ASSETS................................................  100.0%  $171,839,450
                                                            =====   ============

----------
(1)   Non-income producing security.

(2)   The aggregate  cost for federal income tax purposes is  $194,647,195.  The aggregate  gross  unrealized  appreciation is $2,717,219 and the aggregate gross unrealized depreciation is $34,901,597,  resulting in net unrealized depreciation  of  $32,184,378.

Abbreviations:

ADR - American  Depositary Receipt.

   The accompanying notes are an integral part of these financial statements.

4

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BBH CORE SELECT
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2009 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund adopted  Financial  Accounting  Standards  Board Statement of Financial
Accounting  Standards No. 157, Fair Value  Measurements  ("FAS 157"),  effective
November 1, 2008. For net asset valuation determination purposes, various inputs are used in determining  the value of the Fund's  investments.  These inputs are summarized in the three broad levels listed below.

--    Level 1 - quoted prices in active markets for identical investments.

--    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

--    Level 3 -  significant  unobservable  inputs  (including  the  Fund's  own assumptions in determining the fair value of investments).

The  following  is a summary of the inputs  used as of April 30, 2009 in valuing the Fund's investment carried at value:

                                                                  Investments in
Valuation Inputs                                                    Securities
----------------                                                  --------------
Level 1 - Quoted prices.........................................   $162,462,817
Level 2 - Other Significant Observable Inputs...................              -
Level 3 - Significant Unobservable Inputs.......................              -
                                                                   ------------
   Total........................................................   $162,462,817
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                             5

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BBH CORE SELECT
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2009 (unaudited)

ASSETS:
   Investments in securities, at value
     (identified cost $194,647,195)                                $162,462,817
   Cash..........................................................     7,732,297
   Receivables for:
     Investment sold.............................................     1,559,522
     Capital stock sold..........................................       480,099
     Dividends...................................................       345,591
                                                                   ------------
       Total Assets..............................................   172,580,326
                                                                   ------------

LIABILITIES:
   Payables for:
     Investments purchased.......................................       428,510
     Capital stock redeemed......................................       118,015
     Investment advisory and administrative fees.................       109,038
     Shareholder servicing fees..................................        34,074
     Custody and accounting fees.................................        22,041
     Professional fees...........................................         8,615
     Board of Trustees' fees.....................................           122
     Accrued expenses and other liabilities......................        20,461
                                                                   ------------
       Total Liabilities.........................................       740,876
                                                                   ------------
NET ASSETS.......................................................  $171,839,450
                                                                   ============
Net Assets Consist of:
   Par value.....................................................  $     17,366
   Paid-in capital...............................................   206,759,600
   Undistributed net investment income...........................       641,362
   Accumulated net realized loss on investments..................    (3,394,500)
   Net unrealized depreciation on investments....................   (32,184,378)
                                                                   ------------
Net Assets.......................................................  $171,839,450
                                                                   ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
   ($171,839,450 / 17,365,807 shares outstanding)................         $9.90
                                                                          =====

   The accompanying notes are an integral part of these financial statements.

6
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BBH CORE SELECT
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2009 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Dividends (net of withholding taxes of $81,529).............  $  1,761,728
     Interest....................................................         3,426
                                                                   ------------
       Total Income..............................................     1,765,154
                                                                   ------------
   Expenses:
     Investment advisory and administrative fees.................       627,843
     Shareholder servicing fees..................................       196,201
     Custody and accounting fees.................................        31,907
     Board of Trustees' fees.....................................        21,600
     Professional fees...........................................        12,523
     Miscellaneous expenses......................................        45,422
                                                                   ------------
       Total Expenses............................................       935,496
       Expense offset arrangement................................        (3,345)
                                                                   ------------
       Net Expenses..............................................       932,151
                                                                   ------------
   Net Investment Income.........................................       833,003
                                                                   ============

NET REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments..............................    (3,236,575)
   Net change in unrealized depreciation of investments..........    (8,386,778)
                                                                   ------------
     Net Realized and Unrealized Loss............................   (11,623,353)
                                                                   ------------
   Net Decrease in Net Assets Resulting from Operations..........  $(10,790,350)
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                             7
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BBH CORE SELECT
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                  For the six       For the
                                                                 months ended      year ended
                                                                April 30, 2009     October 31,
                                                                 (unaudited)          2008
                                                                --------------   -------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income ..................................   $     833,003    $     217,357
     Net realized gain (loss) on investments ................      (3,236,575)       1,450,636
     Net change in unrealized depreciation on investments ...      (8,386,778)     (43,650,797)
                                                                -------------    -------------
     Net decrease in net assets resulting from operations ...     (10,790,350)     (41,982,804)
                                                                -------------    -------------
   Dividends and distributions declared:
     From net investment income:
     Class N ................................................        (362,166)        (195,525)
     From net realized gains:
     Class N ................................................      (1,152,631)               -
                                                                -------------    -------------
       Total dividends and distributions declared ...........      (1,514,797)        (195,525)
                                                                -------------    -------------
   Capital stock transactions:
     Net proceeds from sales of capital stock ...............      48,057,162      118,049,777
     Net assets value of capital stock issued to shareholders
       for reinvestment of dividends and distributions ......       1,357,256           23,574
     Net cost of capital stock redeemed .....................     (31,705,551)     (31,669,095)
                                                                -------------    -------------
       Net increase in net assets resulting from capital
         stock transactions .................................      17,708,867       86,404,256
                                                                -------------    -------------
       Total increase in net assets .........................       5,403,720       44,225,927

NET ASSETS:
   Beginning of year ........................................     166,435,730      122,209,803
                                                                -------------    -------------
   End of period (including undistributed net investment
     income of $641,362 and $170,525, respectively) .........   $ 171,839,450    $ 166,435,730
                                                                =============    =============


   The accompanying notes are an integral part of these financial statements.

8
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BBH CORE SELECT
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period


                                            For the six
                                            months ended                         For the years ended October 31,
                                           April 30, 2009     -----------------------------------------------------------------
                                            (unaudited)         2008            2007            2006           2005        2004
                                           --------------     -------         -------         -------        -------     -------
Net asset value, beginning of year .......    $ 10.71         $ 13.71         $ 11.74         $ 10.20        $  9.30     $  8.94
                                              -------         -------         -------         -------        -------     -------
Income from investment operations:
   Net investment income(1)...............       0.05            0.01            0.02            0.04           0.05        0.02
   Net realized and unrealized
     gain (loss) .........................      (0.77)          (2.99)           2.00            1.51           0.91        0.38
                                              -------         -------         -------         -------        -------     -------
     Total income (loss) from
       investment operations. ............      (0.72)          (2.98)           2.02            1.55           0.96        0.40
                                              -------         -------         -------         -------        -------     -------
Less dividends and distributions:
   From net investment income ............      (0.02)          (0.02)          (0.05)          (0.01)         (0.06)      (0.04)
   From net realized gains ...............      (0.07)              -               -               -              -           -
                                              -------         -------         -------         -------        -------     -------
     Total distributions .................      (0.09)          (0.02)          (0.05)          (0.01)         (0.06)      (0.04)
                                              -------         -------         -------         -------        -------     -------
Net asset value, end of period ...........    $  9.90         $ 10.71         $ 13.71         $ 11.74        $ 10.20     $  9.30
                                              =======         =======         =======         =======        =======     =======
Total return .............................      (6.69)%        (21.76)%         17.25%          15.18%         10.31%       4.46%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) .......................    $   172         $   166         $   122         $    83        $    62     $    48
   Ratio of expenses to average
     net assets ..........................    1.19%(1),(2)       1.16%(1)        1.16%(1)        1.19%(1)    1.22%(1),(3)   1.20%(3)
   Ratio of net investment income
     to average net assets ...............       1.06%(2)        0.14%           0.18%           0.45%          0.47%       0.23%
   Portfolio turnover rate ...............          6%             31%             18%             53%            59%         57%


----------
(1)   For the six months  ended April 30,  2009 and the years ended  October 31,
      2008,  2007,  2006 and 2005, the Fund's  expenses were reduced  through an expense offset arrangement with the Fund's custodian;  had the arrangement not been in place,  the actual expense ratio of the Fund would been 1.19%,
      1.18%, 1.19%, 1.24% and 1.27%, respectively.

(2)   Annualized.

(3)   Had the expense reimbursement agreement,  which terminated on December 31,
      2004, not been in place, the ratio of expenses to average net assets would have been as follows: N/A, N/A, N/A, N/A, 1.24% and 1.32%, respectively.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                             9
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BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2009 (unaudited)

1.    Organization  and Significant  Accounting  Policies.  BBH Core Select (the
      "Fund") is a  separate,  diversified  series of BBH Trust  (the  "Trust"), which is registered  under the Investment  Company Act of 1940, as amended as an open-end  management  investment  company.  The Trust was originally organized  under the laws of the State of Maryland on July 16, 1990 as BBH
      Fund,  Inc. and  re-organized  as a Delaware  statutory  trust on June 12,
      2007. The Fund  commenced  operations on November 2, 1998. On February 20,
      2001, the Trustees  reclassified the Fund's  outstanding  shares as "Class
      N", and  established a new class of shares  designated as "Class I". As of
      April 30,  2009,  there were no Class I shares  outstanding.  At April 30,
      2009, there were five series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation of Investments.  (1) The value of investments  listed on a securities exchange is based on the last sale price on that exchange prior to the time when  assets  are  valued,  or in the  absence  of recorded sales, at the average of readily  available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the  average  of the quoted  bid and asked  prices in the  over-the-
            counter  market;  (3)  securities  or other  assets for which market quotations  are not  readily  available  are valued at fair value in accordance  with  procedures  established  by and under the  general supervision and responsibility of the Trust's Board of Trustees; (4)
            short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing  their value on the 61st day prior to maturity,  if their original  maturity  when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trust's
            Board of Trustees.

      B.    Accounting  for  Investment and Income.  Security  transactions  are accounted  for on the  trade  date.  Realized  gains  and  losses on security  transactions are determined on the identified cost method.
            Dividend income and other  distributions  from portfolio  securities are recorded on the ex- dividend date.  Non-cash  dividends included in dividend income, if any, are recorded at the fair market value of securities  received.  Distributions  received  on  securities  that represent  a return of capital or a capital  gain are  recorded as a reduction of cost of investments and/or as a realized gain. Interest income  is  accrued  daily.  Investment  income is  recorded  net of foreign taxes withheld where recovery of such tax is uncertain.

      C.    Securities  Lending.  The Fund may lend its portfolio  securities to broker-dealers, qualified banks and certain institutional investors.
            The loans are secured by  collateral  in an amount equal to at least the  market  value at all times of the  loaned  securities  plus any accrued  interest and dividends.  During the time the securities are on loan, the Fund will continue to receive the interest and

10

BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2009 (unaudited)

            dividends or amounts  equivalent  thereto,  on the loaned securities while  receiving a fee from the borrower or earning  interest on the investment of the cash collateral.  Loans are subject to termination at the option of the borrower or the Fund.  Upon  termination of the loan, the borrower will return to the lender securities identical to the  loaned  securities.  The  Fund  may  pay  reasonable  finders', administrative  and custodial fees in connection  with a loan of its securities and may share the interest  earned on the collateral with the  borrower.  The Fund bears the risk of delay in recovery  of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2009.

      D.    Federal  Income Taxes.  It is the Trust's  policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated  investment companies and to distribute all of its taxable income to its  shareholders.  Accordingly,  no  federal  income  tax provision is required.  The Fund files a tax return  annually  using tax accounting  methods  required under provisions of the Code which may differ  from  accounting  principles  generally  accepted in the
            United  States  of  America,  the  basis  on which  these  financial statements are prepared.  Accordingly,  the amount of net investment income and net realized gain reported on these financial  statements may  differ  from that  reported  on the  Fund's  tax  return due to certain book-to-tax differences such as losses deferred due to "wash sale"  transactions  and utilization of capital loss carry forwards.
            These  differences  may result in temporary  over-distributions  for financial  statement purposes and are classified as distributions in excess of accumulated  net realized gains or net investment  income.
            These distributions do not constitute a return of capital. Permanent
            differences  are   reclassified  on  the  Statement  of  Assets  and
            Liabilities  based  upon  their  tax  classification.  As such,  the character of distributions to shareholders reported in the Financial
            Highlights  table may differ from that reported to  shareholders  on
            Form 1099-DIV.

      E.    Dividends  and   Distributions   to   Shareholders.   Dividends  and
            distributions  to  shareholders,  if any, are paid  annually and are recorded on the ex-dividend date. The tax character of distributions paid  during the  fiscal  years  ended  October  31,  2008 and 2007, respectively, were as follows:

                                   Distributions paid from:
--------------------------------------------------------------------------------
                              Net          Total                       Total
             Ordinary      long-term      taxable     Tax return   distributions
              income     capital gain  distributions  of capital       paid
             --------    ------------  -------------  ----------   -------------
2008:        $195,525         -           $195,525        -          $195,525
2007:         350,622         -            350,622        -           350,622

FINANCIAL STATEMENT APRIL 30, 2009                                            11


BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2009 (unaudited)

      As of October 31, 2008 and 2007, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:


                                              Components of accumulated earnings/(deficit):
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  Other                                 Total
                 Undistributed  Undistributed                   Accumulated      book/tax         Unrealized         accumulated
                   ordinary       long-term      Accumulated    capital and      temporary       appreciation/        earnings/
                    income      capital gain      earnings      other losses    differences     (depreciation)        (deficit)
                 -------------  ------------     -----------    ------------    -----------     --------------       -----------
2008:              $170,525      $1,151,730      $1,322,255      $     -        $(157,024)       $(23,797,600)      $(22,632,369)
2007:               148,693      $    -             148,693       (437,645)       (18,285)         19,853,197         19,545,960


            As of  October  31,  2008 the Fund did not have a net  capital  loss carryforward.

            Total distributions paid may differ from the Statement of Changes in
            Net Assets because, for tax purposes,  dividends are recognized when actually paid.

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation)  is  attributable  primarily  to the tax deferral of losses on wash sales.

            To the extent future  capital gains are offset by capital loss carry forwards, such gains will not be distributed.

      F.    Accounting  Developments.  In  June  2006,  the  Fund  adopted  FASB
            Interpretation  No. 48 "Accounting  for Uncertainty in Income Taxes"
            ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be  recognized,  measured,  presented  and  disclosed  in the
            financial  statements.   FIN  48  requires  the  evaluation  of  tax
            positions  taken or expected to be taken in the course of  preparing the Fund's tax returns to determine  whether that tax  positions are
            "more-likely-than-not"  of being  sustained  by the  applicable  tax authority. Tax positions not deemed to meet the more-likely-than-not threshold  would be  recorded  as a tax  benefit  or  expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the six months ended April 30, 2009.

            In March 2008,  Statement of Financial Accounting Standards No. 161,
            "Disclosures  about Derivative  Instruments and Hedging  Activities"
            ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires  enhanced  disclosures to provide information about the reasons the Fund invests in derivative instruments,  the  accounting  treatment and the effect  derivatives have on  performance.  In September  2008,  "FASB Staff Position No.
            133-1 and FASB  Interpretation  No. 45-4" (the  "FSP"),  "Disclosure
            about Credit  Derivatives  and Certain  Guarantees:  An Amendment of
            FASB  Statement  No.  133  and  FASB   Interpretation  No.  45;  and
            Clarification  of the Effective Date of FASB Statement No. 161," was
            issued and is effective for fiscal years and interim  periods ending after November 15, 2008. The FSP amends FASB Statement

12


BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2009 (unaudited)

            No.  133,   "Accounting  for  Derivative   Instruments  and  Hedging
            Activities,"   to   require   disclosures   by   sellers  of  credit
            derivatives,   including  credit  derivatives   embedded  in  hybrid
            instruments.  The FSP also clarifies the effective date of SFAS 161, whereby disclosures required by SFAS 161 are affective for financial statements  issued for fiscal  years and interim  periods  beginning after  November 15, 2008.  Management  is currently  evaluating  the impact the  adoption  of SFAS 161 will have on the Fund's  financial statements disclosures.

2.    Transactions with Affiliates.

      Investment  Advisory and  Administrative  Fees.  Effective  June 12, 2007,
      under a combined Investment Advisory and Administrative Services Agreement
      ("Agreement")  with the  Trust,  Brown  Brothers  Harriman  & Co.  ("BBH")
      through  a  separately   identifiable   department  (the  "SID")  provides
      investment  advisory and portfolio  management  services to the Fund.  The
      Fund  pays a  combined  fee for  investment  advisory  and  administrative services calculated daily and paid monthly at an annual rate equivalent to
      0.80% of the fund's average daily net assets. BBH has a sub-administration services  agreement with Federated  Services Company ("FSC") for which FSC receives  compensation  paid by BBH.  For the six months  ended  April 30,
      2009,   the  Fund   incurred   $627,843   for   investment   advisory  and
      administrative services.

      Shareholder   Servicing  Fees.  The  Trust  has  a  shareholder  servicing agreement  with BBH for which BBH receives a fee from the Fund  calculated daily  and paid  monthly  at an  annual  rate of 0.25% of Class N  shares'
      average  daily net assets.  For the six months ended April 30,  2009,  the
      Fund incurred $196,201 for shareholder servicing services.

      Custody and  Accounting  Fees. BBH acts as a custodian and shall receive a custody  and  accounting  fee  from  the Fund  calculated  daily  and paid monthly.  BBH holds all cash and  investments and calculates the daily net asset  value.  The custody fee is a  transaction  based fee with an annual minimum of $30,000,  and the  accounting  fee is  calculated  at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next
      $400 million of net assets and 0.01% per annum on all net assets over $500 million.  For the six  months  ended  April 30,  2009,  the Fund  incurred
      $31,907 for custody and  accounting  services.  These fees were reduced by
      $3,345  as a result  of an  expense  offset  arrangement  with the  Fund's custodian.  In the event  that the Fund is  overdrawn,  under the  custody agreement  with BBH,  BBH will make  overnight  loans to the Fund to cover overdrafts.  Pursuant  to their  agreement  the Fund will pay the  Federal
      Funds  overnight  investment  rate  on the  day of  overdraft.  The  total interest paid by the Fund for the six months ended April 30, 2009 was $99.

      Securities  Lending Fees. The Trust has a security lending  agreement with
      BBH for which BBH receives a fee from the Fund for each  security  loaned.
      For the six months  ended April 30,  2009,  the Fund  incurred no security lending fees.

FINANCIAL STATEMENT APRIL 30, 2009                                            13


BBH CORE SELECT
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2009 (unaudited)

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2009, the Fund incurred $21,600 for these fees.

3.    Investment Transactions. For the six months ended April 30, 2009, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $22,357,473 and $9,998,967, respectively.

4.    Securities  on Loan.  As of April 30, 2009,  the Fund had no securities on loan.

5.    Capital  Stock.  The Trust is permitted  to issue an  unlimited  number of
      Class N shares  and  Class I shares of  capital  stock,  at no par  value.
      Transactions in Class N shares of capital stock were as follows:

                                                         SHARES
                                            -----------------------------------
                                             For the six
                                             months ended          For the
                                            April 30, 2009        year ended
                                              (unaudited)      October 31, 2008
                                            --------------     ----------------
Class N

Capital stock sold .......................     5,041,630           9,237,345
Capital stock issued in connection with
  reinvestment of dividends ..............       133,457               1,653
Capital stock redeemed ...................    (3,342,999)         (2,619,435)
                                              ----------          ----------
Net increase .............................     1,832,088           6,619,563
                                              ==========          ==========

14


BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2009 (unaudited)

EXAMPLE

As a  shareholder  of BBH Core Select (the  "Fund"),  you may incur two types of costs:  (1)  transaction  costs,  including  sales  charges  (loads) on purchase payments,  reinvested  dividends,  or other distributions;  redemption fees; and
exchange fees; and (2) ongoing costs,  including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of  investing  in the Fund and to compare  these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

ACTUAL EXPENSES

The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second  line of the table  below  provides  information  about  hypothetical account  values and hypothet-  ical expenses  based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT APRIL 30, 2009                                            15


BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2009 (unaudited)

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs only and do not reflect any  transactional  costs,  such as sales charges (loads),  redemption fees, or exchange fees. Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you determine the relative total costs of owning  different  funds. In addition,  if these transactional costs were included, your costs would have been higher.

                                                               Expenses Paid
                           Beginning          Ending           During Period
                         Account Value     Account Value     November 1, 2008
                       November 1, 2008   April 30, 2009    to April 30, 2009(1)
                       ----------------   --------------    --------------------
Class N
Actual...............       $1,000           $  933.10            $5.70
Hypothetical(2)......       $1,000           $1,018.89            $5.96

----------
(1)   Expenses  are equal to the Fund's  annualized  expense  ratio of 1.19% for
      Class N shares,  multiplied by the average  account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.  For  the  purposes  of  the calculation,  the  applicable  annualized  expense ratio for each class of shares is subtracted from the assumed return before expenses.

16


BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2009 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 10, 2008,  the Board of Trustees  (the "Board") of
the   Trust   unanimously   approved   the   continuance   of   the   Investment
Advisory/Administrative  Services  Agreement  (the  "Agreement")  which had been approved by  shareholders  on May 23,  2007.  The  following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement.

Nature,  Extent and Quality of Services  Provided by Brown  Brothers  Harriman's
Mutual Fund Advisory  Department  (the "SID") and Brown Brothers  Harriman & Co.
("BBH")

The Board noted that,  under the  Agreement  and with respect to each Fund,  the
SID, subject to the supervision of the Board,  will be responsible for providing a  continuous  investment  program and making  purchases  and sales of portfolio securities  consistent with the Funds' investment  objectives and policies.  The
Board also noted that BBH provides administrative services to each Fund.

The Board  considered the scope and quality of services  provided by the SID and
BBH under the  Agreement  and noted  that the  scope of  services  provided  had expanded over time. The Board considered the quality of the investment  research by the  SID,  the  administrative  capabilities  provided  by BBH and the  other resources BBH and the SID have  dedicated to performing  services for the Funds.
The Board concluded that, overall,  they were satisfied with the nature,  extent and quality of  services  expected to be provided to each of the Funds under the
Agreement.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability  of BBH's current  investment  advisory and other fees.  The Board also reviewed BBH's  profitability  data for each Fund,  which also included the effect  of  revenue  generated  by the  shareholder  servicing,  administration, custody, securities lending and other fees paid by the Fund. The Board discussed the  difficulty  of making  comparisons  of  profitability  because  comparative information  is not  generally  publicly  available  and is affected by numerous factors,  including the structure of the service provider, the types of funds it manages and  administers,  its  business  mix,  numerous  assumptions  regarding allocations  and  the  entity's  capital  structure  and  cost  of  capital.  In considering  profitability  information,  the  Board  considered  the  effect of
fall-out  benefits  on  BBH's  expenses,   as  well  as  the  "revenue  sharing"
arrangements BBH has entered into with certain  entities that distribute  shares of the Funds. The Board focused on profitability of BBH's relationships with the
Funds before taxes and  distribution  expenses.  The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

FINANCIAL STATEMENT APRIL 30, 2009                                            17


BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2009 (unaudited)

Fall-Out Benefits

The  Board  considered  that the SID  does not  allocate  the  Funds'  portfolio transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates. The
Board  received and reviewed  information  concerning  the SID's  policies  with respect to allocating portfolio brokerage and discussed with BBH its approach to obtaining and monitoring best execution.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain Funds, and is the Funds' administrator, custodian and securities lending agent. The Board recognized that BBH's  profitability would be somewhat lower if it did not  receive  proprietary  research  for  commissions  or,  if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' fee  schedules,  other than the fee schedule for
BBH Money  Market  Fund,  do not  contain  breakpoints.  As a result,  if assets increase,  the fee rates would not be reduced for these Funds on the incremental assets.  With  respect to the BBH Money  Market  Fund,  the  breakpoint  will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into account the effects of inflation or such other basis as may be appropriate, subject to the approval of shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because  many  expenses did not rise (or fall)  proportionally to increases (or decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  provided to the Board over many years,  the Board  observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds,  there  appeared  to be no  uniformity  or  pattern in the fees and asset levels at which  breakpoints (if any) apply. In light of the Funds' current size and expense structure,  the Board concluded that it was unnecessary at this time to consider  breakpoints with respect to the Funds, other than for the BBH Money
Market Fund.

17


BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2009 (unaudited)

Investment Results

The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on December 10, 2008, the Board received detailed  performance  information for each Fund at each regular Board meeting during the year. At the meeting held on December 10, 2008, the Board reviewed information showing performance of each
Fund over the prior 1-, 3-, and 5- year  periods and  compared  the  performance information to a securities index over comparable periods.

Fee Rates

The Board  considered  the fee  rates to be paid by each Fund to BBH.  The Board recognized  that it is difficult to make  comparisons of these fee rates,  or of combined advisory and  administration  fees, because there are variations in the services that are included in the fees paid by other funds.

The  Board  considered  the  depth  and  range of  services  provided  under the
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following factors specific to BBH Core Select also were noted and considered by the Board in deciding to approve the Agreement:

The Board reviewed the information showing performance of BBH Core Select versus the  Standard's & Poor's 500 Index (the "Index").  BBH Core Select  outperformed the Index both on a pre-fee and after-fee  basis for all relevant  periods.  The
Board spent  considerable  time in reviewing BBH Core Select's  investments  and
confirming   that  those   investments   were  consistent  with  the  investment
methodology.  The Board also noted BBH Core  Select's  expense ratio was in line with many funds of similar size and investment mandate.  Taking into account all of the  factors  considered,  the  Board  concluded  that the BBH Core  Select's investment results over time and its total expense ratio had been reasonable.

Conflicts of Interest

As a general matter,  certain conflicts of interest may arise in connection with management of a Fund's  investments,  on the one hand,  and the  investments  of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts man- aged could have different investment  strategies  that, at times,  might  conflict with one another to the possible  detriment  of the Fund.  Alternatively,  to the  extent  that the same investment opportunities might be desirable for more than one account,  possible conflicts could arise in determining how to allocate them. Other potential con-

FINANCIAL STATEMENT APRIL 30, 2009                                            19


BBH CORE SELECT
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2009 (unaudited)

flicts might include  conflicts  created by  compensation  arrangements,  use of outside  consultants that manage other unaffiliated funds and conflicts relating to  selection  of brokers or dealers to execute  fund  portfolio  trades  and/or specific  uses of  commissions  from  Fund  portfolio  trades.  BBH  may  direct brokerage  transactions and/or payment of a portion of client commissions ("soft dollars") to specific  brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction  services may result in a higher  commission  than that offered by a broker who does not provide  such  services.  BBH will  determine  in good faith whether  the amount of  commission  is  reasonable  in  relation to the value of research and brokerage  services  provided.  BBH may enter into advisory  and/or referral  arrangements  with third  parties.  Such  arrangements  are  typically entered into in accordance with a written agreement and may include compensation paid by BBH to the third party.  BBH may pay a  solicitation  fee for  referrals and/or advisory or incentive fees.

BBH has  adopted  and  implemented  policies  and  procedures,  including  trade allocation  procedures,  which are designed to manage the  conflicts  associated with handling multiple accounts for multiple clients. In addition,  BBH monitors a variety of areas, including compliance with account investment guidelines, the inclusion  only of securities  approved for purchase by an oversight  committee, and  compliance  with  the  Code of  Ethics.  Finally,  BBH has  structured  the portfolio  managers'  compensation  in a  manner,  and the  Funds  have  adopted policies  and  procedures,  reasonably  designed to  safeguard a Fund from being negatively affected as a result of any such potential conflicts.

20


INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
4000 ERICSSON DRIVE
WARRENDALE, PA 15086-7561

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds."

A summary of the Fund's Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a record of how the Fund voted any such proxies during the most recent
12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC's website at www.sec.gov.

                                   BROWN [LOGO]
                                   BROTHERS
                                   HARRIMAN

                                   BROWN [LOGO]
                                   BROTHERS
                                   HARRIMAN

--------------------------------------------------------------------------------
                               Semi-Annual Report
                                APRIL 30, 2009
--------------------------------------------------------------------------------

                          BBH INTERNATIONAL EQUITY FUND


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2009 (unaudited)

COUNTRY DIVERSIFICATION
                                                                    Percent of
                                                    U.S. $ Value    Net Assets
                                                    ------------    ----------
Australia .......................................   $ 24,912,768        7.2%
Belgium .........................................        756,210        0.2
Finland .........................................      1,483,238        0.4
France ..........................................     35,555,079       10.3
Germany .........................................     16,581,662        4.8
Hong Kong .......................................     24,598,495        7.1
Italy ...........................................      5,017,287        1.5
Japan ...........................................    100,919,734       29.3
Netherlands .....................................      4,299,889        1.2
New Zealand .....................................      1,295,377        0.4
Singapore .......................................     11,995,811        3.5
South Africa ....................................      1,424,438        0.4
Spain ...........................................     16,037,816        4.7
Sweden ..........................................      7,510,204        2.2
Switzerland .....................................     21,894,622        6.4
Taiwan ..........................................      4,581,304        1.3
United Kingdom ..................................     49,051,758       14.2
Short-Term Investment ...........................      9,000,000        2.6
Cash and Other Assets in Excess of Liabilities ..      7,903,519        2.3
                                                    ------------      -----
NET ASSETS ......................................   $344,819,211      100.0%
                                                    ============      =====

All data as of April 30, 2009. The Fund's country diversification is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

2


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2009 (unaudited)

SECTOR DIVERSIFICATION
                                                                    Percent of
                                                    U.S. $ Value    Net Assets
                                                    ------------    ----------
Consumer Discretionary ..........................    $31,244,151        9.1%
Consumer Staples ................................     51,039,293       14.9
Diversified Operations ..........................      8,532,169        2.5
Electronics .....................................      2,919,994        0.8
Energy ..........................................     36,353,935       10.5
Finance .........................................     46,962,358       13.7
Health Care .....................................     41,284,053       11.9
Industrials .....................................     31,927,493        9.2
Information Technology ..........................     13,114,746        3.8
Materials .......................................      8,559,545        2.4
Telecommunication Services ......................     33,106,757        9.6
Utilities .......................................     22,871,198        6.7
Short-Term Investment ...........................      9,000,000        2.6
Cash and Other Assets in Excess of Liabilities ..      7,903,519        2.3
                                                    ------------      -----
NET ASSETS ......................................   $344,819,211      100.0%
                                                    ============      =====

All data as of April 30, 2009. The Fund's sector diversification is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                             3


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2009 (unaudited)

 Shares                                                                 Value
--------                                                            ------------
           COMMON STOCKS (95.1%)
           AUSTRALIA (7.2%)
           CONSUMER STAPLES
1,093,012  Foster's Group, Ltd. .................................   $ 4,213,056
  165,909  Wesfarmers, Ltd. .....................................     2,741,837
                                                                    -----------
                                                                      6,954,893
                                                                    -----------
           ENERGY
  172,633  Woodside Petroleum, Ltd. .............................     4,827,013
                                                                    -----------
           FINANCE
  480,000  Lend Lease Corp., Ltd. ...............................     2,540,081
  259,652  National Australia Bank, Ltd. ........................     3,905,010
                                                                    -----------
                                                                      6,445,091
                                                                    -----------
           MATERIALS
  434,671  Amcor, Ltd. ..........................................     1,521,453
                                                                    -----------
           TELECOMMUNICATION SERVICES
2,120,320  Telstra Corp., Ltd. ..................................     5,164,318
                                                                    -----------
           Total Australia ......................................    24,912,768
                                                                    -----------

           BELGIUM (0.2%)
           FINANCE
  305,017  Fortis ...............................................       756,061
  112,376  Fortis NPV(1) ........................................           149
                                                                    -----------
           Total Belgium ........................................       756,210
                                                                    -----------

           FINLAND (0.4%)
           MATERIALS
  165,742  UPM-Kymmene Oyj ......................................     1,483,238
                                                                    -----------
           Total Finland ........................................     1,483,238
                                                                    -----------

           FRANCE (10.3%)
           CONSUMER STAPLES
  136,863  Carrefour SA .........................................     5,539,778
   64,500  Groupe Danone ........................................     3,077,214
   45,000  L'Oreal SA ...........................................     3,215,383
                                                                    -----------
                                                                     11,832,375
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

4


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2009 (unaudited)

 Shares                                                                 Value
--------                                                            ------------
           COMMON STOCKS (continued)
           FRANCE (continued)
           DIVERSIFIED OPERATIONS
   61,000  LVMH Moet Hennessy Louis Vuitton SA ..................   $ 4,615,968
                                                                    -----------
           ENERGY
  110,371  Total SA .............................................     5,524,237
                                                                    -----------
           FINANCE
   48,969  Societe Generale .....................................     2,479,996
                                                                    -----------
           HEALTH CARE
   83,000  Essilor International SA .............................     3,575,498
                                                                    -----------
           INDUSTRIALS
  109,191  Compagnie de Saint-Gobain ............................     3,908,300
                                                                    -----------
           TELECOMMUNICATION SERVICES
  162,938  France Telecom SA ....................................     3,618,705
                                                                    -----------
           Total France .........................................    35,555,079
                                                                    -----------

           GERMANY (4.8%)
           CONSUMER DISCRETIONARY
   97,000  Adidas AG ............................................     3,663,870
                                                                    -----------
           INFORMATION TECHNOLOGY
  107,000  SAP AG ...............................................     4,095,840
                                                                    -----------
           TELECOMMUNICATION SERVICES
  341,619  Deutsche Telekom AG ..................................     4,119,420
                                                                    -----------
           UTILITIES
   65,352  RWE AG ...............................................     4,702,532
                                                                    -----------
           Total Germany ........................................    16,581,662
                                                                    -----------

           HONG KONG (7.1%)
           DIVERSIFIED OPERATIONS
  670,000  Hutchison Whampoa, Ltd. ..............................     3,916,201
                                                                    -----------
           ENERGY
4,650,000  CNOOC, Ltd. ..........................................     5,173,167
                                                                    -----------
           FINANCE
  696,500  Wharf Holdings, Ltd. .................................     2,299,543
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                             5


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2009 (unaudited)

 Shares                                                                 Value
--------                                                            ------------
           COMMON STOCKS (continued)
           HONG KONG (continued)
           TELECOMMUNICATION SERVICES
  370,000  China Mobile, Ltd. ...................................   $ 3,201,848
                                                                    -----------
           UTILITIES
  525,000  CLP Holdings, Ltd. ...................................     3,544,425
2,100,000  Hong Kong & China Gas Co., Ltd. ......................     3,909,502
  431,500  Hongkong Electric Holdings ...........................     2,553,809
                                                                    -----------
                                                                     10,007,736
                                                                    -----------
           Total Hong Kong ......................................    24,598,495
                                                                    -----------

           ITALY (1.5%)
           FINANCE
1,103,188  Intesa Sanpaolo SpA ..................................     3,497,533
  627,611  UniCredito Italiano SpA ..............................     1,519,754
                                                                    -----------
           Total Italy ..........................................     5,017,287
                                                                    -----------

           JAPAN (29.3%)
           CONSUMER DISCRETIONARY
  194,000  Denso Corp. ..........................................     4,558,704
  165,000  Honda Motor Co., Ltd. ................................     4,789,974
    5,000  Nintendo Co., Ltd. ...................................     1,335,744
  216,000  Sekisui House, Ltd. ..................................     1,857,073
   80,400  Toyota Motor Corp. ...................................     3,142,741
                                                                    -----------
                                                                     15,684,236
                                                                    -----------
           CONSUMER STAPLES
  220,000  Hoya Corp. ...........................................     3,790,804
  220,000  Kao Corp. ............................................     4,132,616
  151,800  Seven & I Holdings Co., Ltd. .........................     3,425,673
   43,000  Shimamura Co., Ltd. ..................................     2,967,225
                                                                    -----------
                                                                     14,316,318
                                                                    -----------
           FINANCE
  235,000  Aeon Mall Co., Ltd. ..................................     3,075,257
   85,000  Daito Trust Construction Co., Ltd. ...................     3,506,254

   The accompanying notes are an integral part of these financial statements.

6


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2009 (unaudited)

 Shares                                                                 Value
--------                                                            ------------
           COMMON STOCKS (continued)
           JAPAN (continued)
           FINANCE (continued)
  235,000  Mitsubishi Estate Co., Ltd. ..........................   $ 3,061,629
  259,500  Tokio Marine Holdings, Inc. ..........................     6,848,244
                                                                    -----------
                                                                     16,491,384
                                                                    -----------
           HEALTH CARE
   95,200  Astellas Pharma, Inc. ................................     3,101,166
  200,000  Chugai Pharmaceutical Co., Ltd. ......................     3,702,242
   13,500  Eisai Co., Ltd. ......................................       363,734
  213,400  Takeda Pharmaceutical Co., Ltd. ......................     7,573,822
                                                                    -----------
                                                                     14,740,964
                                                                    -----------
           INDUSTRIALS
  173,000  Advantest Corp. ......................................     2,726,227
  140,000  Daikin Industries, Ltd. ..............................     3,730,434
   54,000  Fanuc, Ltd. ..........................................     3,881,574
   35,600  Hirose Electric Co., Ltd. ............................     3,697,446
   21,505  Keyence Corp. ........................................     3,789,329
   76,000  Secom Co., Ltd. ......................................     2,806,829
      518  West Japan Railway Co. ...............................     1,582,539
                                                                    -----------
                                                                     22,214,378
                                                                    -----------
           INFORMATION TECHNOLOGY
  299,500  Canon, Inc. ..........................................     9,018,906
                                                                    -----------
           MATERIALS
   68,600  Nitto Denko Corp. ....................................     1,590,848
   82,000  Shin-Etsu Chemical Co., Ltd. .........................     3,964,006
                                                                    -----------
                                                                      5,554,854
                                                                    -----------
           TELECOMMUNICATION SERVICES
      646  KDDI Corp. ...........................................     2,898,694
                                                                    -----------
           Total Japan ..........................................   100,919,734
                                                                    -----------

           NETHERLANDS (1.2%)
           CONSUMER DISCRETIONARY
  250,088  Reed Elsevier NV .....................................     2,753,000
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                             7


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2009 (unaudited)

 Shares                                                                 Value
--------                                                            ------------
           COMMON STOCKS (continued)
           NETHERLANDS (continued)
           FINANCE
  167,957  ING Groep NV .........................................   $ 1,546,889
                                                                    -----------
           Total Netherlands ....................................     4,299,889
                                                                    -----------

           NEW ZEALAND (0.4%)
           TELECOMMUNICATION SERVICES
  805,769  Telecom Corp. of New Zealand, Ltd. ...................     1,295,377
                                                                    -----------
           Total New Zealand ....................................     1,295,377
                                                                    -----------

           SINGAPORE (3.5%)
           FINANCE
  675,000  DBS Group Holdings, Ltd. .............................     4,312,854
  482,200  Oversea-Chinese Banking Corp., Ltd. ..................     1,902,199
  211,000  United Overseas Bank, Ltd. ...........................     1,627,483
                                                                    -----------
                                                                      7,842,536
                                                                    -----------
           INDUSTRIALS
   78,800  Jardine Matheson Holdings, Ltd. ......................     1,777,019
                                                                    -----------
           TELECOMMUNICATION SERVICES
1,379,000  Singapore Telecommunications, Ltd. ...................     2,376,256
                                                                    -----------
           Total Singapore ......................................    11,995,811
                                                                    -----------

           SOUTH AFRICA (0.4%)
           ENERGY
   46,963  Sasol, Ltd. ..........................................     1,424,438
                                                                    -----------
           Total South Africa ...................................     1,424,438
                                                                    -----------

           SPAIN (4.7%)
           CONSUMER DISCRETIONARY
   72,000  Inditex SA ...........................................     3,075,169
                                                                    -----------
           FINANCE
  321,364  Banco Santander Central Hispano SA ...................     3,036,497
                                                                    -----------
           TELECOMMUNICATION SERVICES
  260,530  Telefonica SA ........................................     4,951,170
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

8


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2009 (unaudited)

 Shares                                                                 Value
--------                                                            ------------
           COMMON STOCKS (continued)
           SPAIN (continued)
           UTILITIES
  629,055  Iberdrola SA .........................................   $ 4,974,980
                                                                    -----------
           Total Spain ..........................................    16,037,816
                                                                    -----------

           SWEDEN (2.2%)
           CONSUMER DISCRETIONARY
   82,000  Hennes & Mauritz AB (B Shares) .......................     3,690,545
                                                                    -----------
           TELECOMMUNICATION SERVICES
  439,800  Telefonaktiebolaget LM Ericsson (B Shares) ...........     3,819,659
                                                                    -----------
           Total Sweden .........................................     7,510,204
                                                                    -----------

           SWITZERLAND (6.4%)
           CONSUMER STAPLES
  100,000  Nestle SA ............................................     3,255,025
                                                                    -----------
           HEALTH CARE
   32,600  Alcon, Inc. ..........................................     2,999,526
  165,000  Nobel Biocare Holding AG .............................     3,372,286
  217,993  Novartis AG ..........................................     8,239,989
                                                                    -----------
                                                                     14,611,801
                                                                    -----------
           INDUSTRIALS
    3,600  SGS SA ...............................................     4,027,796
                                                                    -----------
           Total Switzerland ....................................    21,894,622
                                                                    -----------

           TAIWAN (1.3%)
           ELECTRONICS
  276,253  Taiwan Semiconductor Manufacturing Co., Ltd. ADR .....     2,919,994
                                                                    -----------
           TELECOMMUNICATION SERVICES
   87,900  Chunghwa Telecom Co. Ltd. ADR ........................     1,661,310
                                                                    -----------
           Total Taiwan .........................................     4,581,304
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                             9


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2009 (unaudited)

 Shares                                                                 Value
--------                                                            ------------
           COMMON STOCKS (continued)
           UNITED KINGDOM (14.2%)
           CONSUMER DISCRETIONARY
  357,371  Compass Group, Plc. ..................................   $ 1,708,521
  378,312  GKN, Plc. ............................................       668,810
                                                                    -----------
                                                                      2,377,331
                                                                    -----------
           CONSUMER STAPLES
   89,000  Reckitt Benckiser, Plc. ..............................     3,505,815
  650,000  Tesco, Plc. ..........................................     3,227,778
  249,782  Unilever, Plc. .......................................     4,876,100
  845,000  WM Morrison Supermarkets, Plc. .......................     3,070,989
                                                                    -----------
                                                                     14,680,682
                                                                    -----------
           ENERGY
  473,701  BG Group, Plc. .......................................     7,618,496
  705,289  BP, Plc. .............................................     5,002,355
   55,000  Cairn Energy, Plc.(1) ................................     1,737,531
  216,903  Royal Dutch Shell, Plc. (A Shares) ...................     5,046,698
                                                                    -----------
                                                                     19,405,080
                                                                    -----------
           FINANCE
  229,350  Aviva, Plc. ..........................................     1,046,925
                                                                    -----------
           HEALTH CARE
  350,558  GlaxoSmithKline, Plc. ................................     5,414,652
  416,000  Smith & Nephew, Plc. .................................     2,941,138
                                                                    -----------
                                                                      8,355,790
                                                                    -----------
           UTILITIES
  950,000  Centrica, Plc. .......................................     3,185,950
                                                                    -----------
           Total United Kingdom .................................    49,051,758
                                                                    -----------
           TOTAL COMMON STOCKS (Identified cost $376,598,317) ...   327,915,692
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

10


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2009 (unaudited)

 Principal
   Amount                                                              Value
-----------                                                        -------------
             SHORT-TERM INVESTMENT (2.6%)
 $9,000,000  Societe Generale Time Deposit 0.200% 05/01/09 ......  $  9,000,000
                                                                   ------------
             TOTAL SHORT-TERM INVESTMENT
               (Identified cost $9,000,000) .....................     9,000,000
                                                                   ------------

TOTAL INVESTMENTS (Identified cost $385,598,317(2)) ....    97.7%  $336,915,692
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .........     2.3      7,903,519
                                                           -----   ------------
NET ASSETS .............................................   100.0%  $344,819,211
                                                           =====   ============

----------
(1)   Non-income producing security.

(2)   The aggregate  cost for federal income tax purposes is  $385,598,317.  The aggregate gross  unrealized  appreciation is $34,408,338 and the aggregate gross unrealized depreciation is $83,090,963,  resulting in net unrealized depreciation of $48,682,625.

Abbreviations:

ADR - American Depositary Receipt.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                            11


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2009 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund adopted  Financial  Accounting  Standards  Board Statement of Financial
Accounting  Standards No. 157, Fair Value  Measurements  ("FAS 157"),  effective
November 1, 2008. For net asset valuation determination purposes, various inputs are used in determining  the value of the Fund's  investments.  These inputs are summarized in the three broad levels listed below.

--    Level 1 - quoted prices in active markets for identical investments.

--    Level 2 - other  significant  observable  inputs  (including quoted prices for similar investments,  interest rates,  prepayment speeds, credit risk, etc.)

--    Level 3 -  significant  unobservable  inputs  (including   the  Fund's own
      assumptions in determining the fair value of investments).

The  following  is a summary of the inputs  used as of April 30, 2009 in valuing the Fund's investment carried at value:

                                                                   Investments
Valuation Inputs                                                  in Securities
--------------------------                                     -----------------
Level 1 - Quoted prices ....................................      $  7,580,830
Level 2 - Other Significant Observable Inputs ..............       329,334,862
Level 3 - Significant Unobservable Inputs ..................                 -
                                                                  ------------
   Total ...................................................      $336,915,692
                                                                  ============

   The accompanying notes are an integral part of these financial statements.

12


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2009 (unaudited)

ASSETS:
   Investments in securities, at value
     (identified cost $385,598,317) .............................  $336,915,692
   Cash .........................................................       209,402
   Receivables for:
     Investment sold ............................................     3,392,794
     Capital stock sold .........................................     3,195,260
     Dividends ..................................................     2,536,408
     Interest ...................................................            50
                                                                   ------------
       Total Assets .............................................   346,249,606
                                                                   ------------
LIABILITIES:
   Due to Brown Brothers Harriman (identified cost $64,346) .....        64,346
   Payables for:
     Investment purchased .......................................       831,229
     Investment advisory and administrative fees ................       208,867
     Custody and accounting fees ................................       139,453
     Shareholder servicing fees .................................        61,566
     Capital stock redeemed .....................................        33,035
     Professional fees ..........................................        20,406
     Board of Trustees' fees ....................................           154
     Accrued expenses and other liabilities .....................        71,339
                                                                   ------------
       Total Liabilities ........................................     1,430,395
                                                                   ------------
NET ASSETS ......................................................  $344,819,211
                                                                   ============
Net Assets Consist of:
   Par value ....................................................  $     36,125
   Paid-in capital ..............................................   451,428,150
   Undistributed net investment income ..........................     2,934,332
   Accumulated net realized loss on investments and
     foreign exchange transactions ..............................   (60,885,729)
   Net unrealized depreciation on investments and
     foreign currency translations ..............................   (48,693,667)
                                                                   ------------
Net Assets ......................................................  $344,819,211
                                                                   ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
   ($321,675,932 / 33,702,654 shares outstanding) ...............         $9.54
                                                                          =====
CLASS I SHARES
   ($23,143,279 / 2,422,189 shares outstanding) .................         $9.55
                                                                          =====

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                            13


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2009 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Dividends and other income
       (net of foreign withholding taxes of $318,794) ...........  $  5,593,021
     Interest Income ............................................         4,045
                                                                   ------------
       Total Income .............................................     5,597,066
                                                                   ------------
   Expenses:
     Investment advisory and administrative fees ................     1,369,589
     Shareholder servicing fees .................................       399,620
     Custody and accounting fees ................................       195,371
     Board of Trustees' fees ....................................        28,971
     Professional fees ..........................................        15,042
     Miscellaneous expenses .....................................        60,717
                                                                   ------------
       Total Expenses ...........................................     2,069,310
       Expense offset arrangement ...............................        (6,591)
                                                                   ------------
       Net Expenses .............................................     2,062,719
                                                                   ------------
   Net Investment Income ........................................     3,534,347
                                                                   ============

NET REALIZED AND UNREALIZED LOSS:
   Net realized loss on investments .............................   (59,045,723)
   Net realized loss on foreign exchange transactions ...........        (3,713)
                                                                   ------------
     Net realized loss on investments and foreign
       exchange transactions ....................................   (59,049,436)
   Net change in unrealized appreciation of investments .........    30,360,495
   Net change in unrealized appreciation on
     foreign currency translations ..............................     5,870,377
                                                                   ------------
     Net change in unrealized appreciation on investments and
       foreign currency translations ............................    36,230,872
                                                                   ------------
     Net Realized and Unrealized Loss ...........................   (22,818,564)
                                                                   ------------
   Net Decrease in Net Assets Resulting from Operations .........  $(19,284,217)
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

14


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                   For the six      For the
                                                                  months ended    year ended
                                                                 April 30, 2009   October 31,
                                                                   (unaudited)       2008
                                                                 --------------  -------------
DECREASE IN NET ASSETS:
   Operations:
     Net investment income ..................................  $  3,534,347       $ 13,478,131
     Net realized gain (loss) on investments and foreign
       exchange transactions ................................   (59,049,436)        14,185,002
     Net change in unrealized appreciation (depreciation)
       on investments and foreign currency translations .....    36,230,872       (313,622,636)
                                                               ------------       ------------
       Net decrease in net assets resulting from
         operations .........................................   (19,284,217)      (285,959,503)
                                                               ------------       ------------
   Dividends and distributions declared:
     From net investment income:
     Class N ................................................   (12,819,934)       (10,352,578)
     Class I ................................................    (1,013,444)          (762,747)
     From net realized gains:
     Class N ................................................   (11,089,345)       (29,955,831)
     Class I ................................................      (791,571)        (1,916,194)
                                                               ------------       ------------
       Total dividends and distributions declared ...........   (25,714,294)       (42,987,350)
                                                               ------------       ------------
   Capital stock transactions:
     Net proceeds from sales of capital stock................    37,953,350        105,933,541
     Net assets value of capital stock issued to shareholders
       for reinvestment of dividends and distributions ......    25,074,603          1,288,415
     Net cost of capital stock redeemed .....................  (110,770,974)       (85,445,720)
                                                               ------------       ------------
       Net increase (decrease) in net assets resulting from
         capital stock transactions .........................   (47,743,021)        21,776,236
                                                               ------------       ------------
       Total decrease in net assets .........................   (92,741,532)      (307,170,617)

NET ASSETS:
   Beginning of year ........................................   437,560,743        744,731,360
                                                               ------------       ------------
   End of period (including undistributed net investment
     income of $2,934,332 and $13,233,363, respectively) ....  $344,819,211       $437,560,743
                                                               ============       ============


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                            15


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period


                                          For the six
                                          months ended                         For the years ended October 31,
                                         April 30, 2009       -------------------------------------------------------------------
                                           (unaudited)          2008           2007           2006          2005           2004
                                         --------------       -------        -------        -------        -------        -------
Net asset value, beginning of year .....      $10.73           $18.53         $15.71         $12.59         $10.96         $ 9.28
                                             -------          -------        -------        -------        -------        -------
Income from investment operations:
   Net investment income(1) ............        0.10             0.32           0.28           0.25           0.18           0.14
   Net realized and unrealized
     gain (loss) .......................       (0.59)           (7.06)          2.95           3.07           1.54           1.64
                                             -------          -------        -------        -------        -------        -------
   Total income (loss) from
     investment operations .............       (0.49)           (6.74)          3.23           3.32           1.72           1.78
                                             -------          -------        -------        -------        -------        -------
Less dividends and distributions:
   From net investment income ..........       (0.37)           (0.27)         (0.24)         (0.20)         (0.09)         (0.10)
   From net realized gains .............       (0.33)           (0.79)         (0.17)             -              -              -
                                             -------          -------        -------        -------        -------        -------
     Total dividends and
       distributions ...................       (0.70)           (1.06)         (0.41)         (0.20)         (0.09)         (0.10)
                                             -------          -------        -------        -------        -------        -------
Net asset value, end of period .........      $ 9.54           $10.73         $18.53         $15.71         $12.59         $10.96
                                             =======          =======        =======        =======        =======        =======
Total return  ..........................       (4.68)%         (38.30)%        21.01%         26.62%         15.77%         19.29%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) .....................        $322             $412           $700           $524           $356           $211
   Ratio of expenses to average
     net assets ........................        1.22%(2),(3)     1.13%(2)       1.17%(2)       1.11%(2)       1.23%          1.30%
   Ratio of net investment income to
     average net assets ................        2.04%(3)         2.09%          1.64%          1.76%          1.49%          1.34%
   Portfolio turnover rate .............           6%              19%            16%            10%             5%            81%


----------
(1)   Calculated using average shares outstanding for the year.

(2)   The ratio of expenses to average net assets for the six months ended April
      30, 2009 and the years ended October 31, 2008,  2007 and 2006 reflect fees reduced  as a result of an  expense  offset  arrangement  with the  Fund's custodian.  Had this arrangement not been in place,  this ratio would have been 1.22%, 1.13%, 1.17%, and 1.17%, respectively.

(3)   Annualized.

   The accompanying notes are an integral part of these financial statements.

16


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period


                                          For the six
                                          months ended                         For the years ended October 31,
                                         April 30, 2009       -------------------------------------------------------------------
                                           (unaudited)          2008           2007           2006          2005           2004
                                         --------------       -------        -------        -------        -------        -------
Net asset value, beginning of year .....      $10.77           $18.59         $15.76         $12.62         $10.98         $ 9.30
                                             -------          -------        -------        -------        -------        -------
Income from investment operations:
   Net investment income(1) ............        0.11             0.35           0.32           0.29           0.21           0.14
   Net realized and unrealized
     gain (loss) .......................       (0.58)           (7.07)          2.96           3.07           1.54           1.66
                                             -------          -------        -------        -------        -------        -------
     Total income from investment
       operations ......................       (0.47)           (6.72)          3.28           3.36           1.75           1.80
                                             -------          -------        -------        -------        -------        -------
Less dividends and distributions:
   From net investment income                  (0.42)           (0.31)         (0.28)         (0.22)         (0.11)         (0.12)
   From net realized gains .............       (0.33)           (0.79)         (0.17)             -              -              -
                                             -------          -------        -------        -------        -------        -------
     Total dividends and
       distributions ...................       (0.75)           (1.10)         (0.45)         (0.22)         (0.11)         (0.12)
                                             -------          -------        -------        -------        -------        -------
Net asset value, end of period                $ 9.55           $10.77         $18.59         $15.76         $12.62         $10.98
                                             =======          =======        =======        =======        =======        =======
Total return ...........................       (4.57)%         (38.12)%        21.28%         26.98%         16.05%         19.54%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) .....................         $23              $26            $45            $40            $34            $27
   Ratio of expenses to average
     net assets ........................        0.97%(2),(3)     0.88%(2)       0.91%(2)       0.87%(2)       0.98%          1.05%
   Ratio of net investment income to
     average net assets ................        2.30%(3)         2.32%          1.87%          2.02%          1.73%          1.33%
Portfolio turnover rate ................           6%              19%            16%            10%             5%            81%


----------
(1)   Calculated using average shares outstanding for the year.

(2)   The ratio of expenses to average net assets for the six months ended April
      30, 2009 and the years ended October 31, 2008,  2007 and 2006 reflect fees reduced  as a result of an  expense  offset  arrangement  with the  Fund's custodian.  Had this arrangement not been in place,  this ratio would have been 0.98%, 0.88%, 0.91%, and 0.94%, respectively.

(3)   Annualized.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                            17


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2009 (unaudited)

1.    Organization and Significant Accounting Policies. BBH International Equity
      Fund (the  "Fund")  is a  separate  diversified  series of BBH Trust  (the
      "Trust"), which is registered under the Investment Company Act of 1940, as amended  as an  open-end  management  investment  company.  The  Trust was originally  organized  under the laws of the State of Maryland on July 16,
      1990 as BBH Fund, Inc. and re-organized as a Delaware  statutory trust on
      June 12, 2007. The Fund commenced  operations on June 6, 1997. On February
      20,  2001,  the Trustees  reclassified  the Fund's  outstanding  shares as
      "Class N," and established a new class of shares  designated as "Class I".
      Class I  commenced  operations  on October 30,  2002.  Class N and Class I shares have different operating expenses. Neither Class N shares nor Class
      I shares  convert to any other class of the Fund.  At April 30, 2009 there were five series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation of Investments.  The BBH International Equity Fund employs a pricing vendor,  Investment  Technology Group, Inc. ("ITG"),  that uses a  fair  valuation  model  to  establish  daily  valuations  of portfolio  securities.  The  model  looks  at each  security  in the portfolio and determines the correlation  between the security and a set  of  market  factors,  such  as  the  price  of  ADRs,  futures, exchange-traded  funds,  and the U.S. market as measured by the 1000 largest  domestic  stocks.  The model  evaluates the security's beta compared to these  factors to determine  which factor should be used in determining its fair value.  The model analyzes data for the past
            90 days for each factor.  The model then  determines  the difference between the price of the factor at the local market close versus the price at 4 p.m.  Eastern Time to calculate a percentage by which the closing  price should be adjusted to reflect its fair value.  If ITG is  unable  to price a  security,  the  security  will be  priced in accordance with the Manual Pricing Procedures.

      B.    Accounting for Investments  and Income.  Security  transactions  are accounted  for on the  trade  date.  Realized  gains  and  losses on security  transactions are determined on the identified cost method.
            Dividend income and other  distributions  from portfolio  securities are recorded on the ex- dividend date.  Non-cash  dividends included in dividend income, if any, are recorded at the fair market value of securities  received.  Distributions  received  on  securities  that represent  a return of capital or a capital  gain are  recorded as a reduction of cost of investments and/or as a realized gain. Interest income  is  accrued  daily.  Investment  income is  recorded  net of foreign taxes withheld where recovery of such tax is uncertain.

      C.    Forward Foreign Currency Exchange Contracts. The Fund may enter into
            forward  foreign  currency  exchange   contracts   ("Contracts")  in
            connection with planned  purchases or sales of securities,  to hedge the U.S.  dollar  value of  portfolio  securities  denominated  in a particular currency,

18


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2009 (unaudited)

            or to increase or shift its  exposure to a currency  other than U.S.
            dollars.  The Fund has no specific  limitation on the  percentage of assets which may be committed to these types of Contracts.  The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their  contracts  or if the value of the foreign  currency  changes  unfavorably.  The U.S.  dollar values of foreign currency underlying all contractual  commitments held by the
            Fund are determined using forward  currency  exchange rates supplied by a quotation service.

      D.    Foreign Currency  Translations.  The accounting  records of the Fund are  maintained  in  U.S.  dollars.  Foreign  currency  amounts  are translated into U.S. dollars at the current rate of exchange of such
            currency   against  the  U.S.  dollar  to  determine  the  value  of
            investments,   assets  and  liabilities.   Purchases  and  sales  of
            securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.  Upon the purchase or sale of a security  denominated in foreign currency, the Fund may enter into forward currency exchange  contracts for the purchase or sale,  for a fixed amount of U.S.  dollars of the amount of foreign currency involved in the underlying security transaction.
            Reported  net  realized  gains and  losses  arise  from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions,  and the difference  between the amounts of dividends, interest and foreign  withholding taxes recorded on the Fund's books and the U.S. dollar  equivalent of the amounts actually  received or
            paid.  Net  unrealized   appreciation  or  depreciation  on  foreign
            currency  translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

      E.    Restricted  Securities.  The Fund may invest in securities  that are subject  to legal  or  contractual  restrictions  on  resale.  These securities  generally  may be resold  in  transactions  exempt  from registration  or to the  public if the  securities  are  registered.
            Disposal of these securities may involve time-consuming negotiations and  expense,  and  prompt  sale  at  an  acceptable  price  may  be difficult.

      F.    Securities  Lending.  The Fund may lend its portfolio  securities to broker-dealers, qualified banks and certain institutional investors.
            The loans are secured by  collateral  in an amount equal to at least the  market  value at all times of the  loaned  securities  plus any accrued  interest and dividends.  During the time the securities are on loan,  the  Fund  will  continue  to  receive  the  interest  and dividends or amounts  equivalent  thereto,  on the loaned securities while  receiving a fee from the borrower or earning  interest on the investment of the cash collateral.  Loans are subject to termination at the option of the borrower or the Fund.  Upon  termination of the loan, the borrower will return to the lender securities identical to the  loaned  securities.  The  Fund  may  pay  reasonable  finders', administrative  and custodial fees in connection  with a loan of its securities and may share the interest  earned on the collateral with the  borrower.  The Fund bears the risk of delay in recovery  of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2009.

FINANCIAL STATEMENT APRIL 30, 2009                                            19


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2009 (unaudited)

      G.    Federal Income Taxes.  It is the Trustees  policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated  investment companies and to distribute all of its taxable income to its  shareholders.  Accordingly,  no  federal  income  tax provision is required.  The Fund files a tax return  annually  using tax accounting  methods  required under provisions of the Code which may differ  from  accounting  principles  generally  accepted in the
            United  States  of  America,  the  basis  on which  these  financial statements are prepared.  Accordingly,  the amount of net investment income and net realized gain reported on these financial  statements may  differ  from that  reported  on the  Fund's  tax  return due to certain  book-to-tax  timing differences such as losses deferred due to "wash sale"  transactions  and  utilization of capital loss carry forwards and the  recognition of unrealized  gains or losses on open forward  foreign  currency  exchange  contracts and passive  foreign investment  companies  at year  end.  These  differences  result  in temporary  over-distributions  for financial  statement purposes and are  classified  as  distributions  in  excess  of  accumulated  net realized gains or net investment income.  These distributions do not
            constitute   a  return  of  capital.   Permanent   differences   are
            reclassified  on the  Statement of Assets &  Liabilities  based upon their tax classification. As such, the character of distributions to shareholders  reported in the Financial  Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      H.    Dividends  and   Distributions   to   Shareholders.   Dividends  and
            distributions to shareholders,  if any, were generally  declared and paid  annually and are  recorded on the  ex-dividend  date.  The tax character  of  distributions  paid  during  the fiscal  years  ended
            October 31, 2008 and 2007, respectively, were as follows:

                             Distribution paid from:
--------------------------------------------------------------------------------
                          Net             Total                        Total
          Ordinary     long-term         taxable      Tax return   distributions
           income     capital gain    distributions   of capital        paid
          --------    ------------    -------------   ----------   -------------

2008:   $15,365,734    $27,621,616     $42,987,350        -          $42,987,350
2007:     8,957,898      6,173,183      15,131,081        -           15,131,081

            As of October 31, 2008 and 2007,  respectively,  the  components  of accumulated earnings/(deficit) on a tax basis were as follows:


                                     Components of accumulated earnings/(deficit):
-------------------------------------------------------------------------------------------------------------------
                                                                          Other                           Total
         Undistributed   Undistributed                   Accumulated     Book/Tax      Unrealized       accumulated
           ordinary         long-term     Accumulated    capital and     temporary    appreciation/      earnings/
            income        capital gain      earnings     other losses   differences  (depreciation)      (deficit)
         -------------   -------------    -----------    ------------   -----------  --------------     -----------
2008:      $13,233,363    $11,878,130     $25,111,493          -       $(1,833,508)  $(84,924,539)     $(61,646,554)
2007:       14,994,642     27,620,467      42,615,109          -        (4,012,906)   228,698,097       267,300,300


20


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2009 (unaudited)

            Total distributions paid may differ from the Statement of Changes in
            Net Assets because, for tax purposes,  dividends are recognized when actually paid.

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation)  is  attributable  primarily  to the tax deferral of losses on wash sales.

      I.    Accounting  Developments.  In  June  2006,  the  Fund  adopted  FASB
            Interpretation  No. 48 "Accounting  for Uncertainty in Income Taxes"
            ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be  recognized,  measured,  presented  and  disclosed  in the
            financial  statements.   FIN  48  requires  the  evaluation  of  tax
            positions  taken or expected to be taken in the course of  preparing the Fund's tax returns to determine  whether that tax  positions are
            "more-likely-than-not"  of being  sustained  by the  applicable  tax authority. Tax positions not deemed to meet the more-likely-than-not threshold  would be  recorded  as a tax  benefit  or  expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the six months ended April 30, 2009.

            In March 2008,  Statement of Financial Accounting Standards No. 161,
            "Disclosures  about Derivative  Instruments and Hedging  Activities"
            ("SFAS  161"),  was issued  and is  effective  for fiscal  years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced  disclosures to provide  information  about the reasons the
            Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on performance. In September 2008, "FASB
            Staff  Position  No.  133-1 and FASB  Interpretation  No. 45-4" (the
            "FSP"),   "Disclosures   about   Credit   Derivatives   and  Certain
            Guarantees:  An  Amendment  of  FASB  Statement  No.  133  and  FASB
            Interpretation  No. 45; and  Clarification  of the Effective Date of
            FASB  Statement  No.  161," was issued and is  effective  for fiscal years and interim  periods  ending after  November 15, 2008. The FSP
            amends  FASB   Statement  No.  133,   "Accounting   for   Derivative
            Instruments  and  Hedging  Activities,"  to require  disclosures  by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments.  The FSP also clarifies the effective date of
            SFAS 161, whereby disclosures required by SFAS 161 are effective for financial  statements  issued for fiscal  years and interim  periods
            beginning   after   November  15,  2008.   Management  is  currently
            evaluating  the  impact  the  adoption  of SFAS 161 will have on the
            Fund's financial statements disclosures.

FINANCIAL STATEMENT APRIL 30, 2009                                            21


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2009 (unaudited)

2.    Transactions with Affiliates.

      Investment  Advisory and  Administrative  Fees.  Effective  June 12, 2007,
      under a combined Investment Advisory and Administrative Services Agreement
      ("Agreement")  with the  Trust,  Brown  Brothers  Harriman  & Co.  ("BBH")
      through  a  separately   identifiable   department  (the  "SID")  provides
      investment  advisory and portfolio  management  services to the Fund.  The
      Fund  pays a  combined  fee for  investment  advisory  and  administrative services calculated daily and paid monthly at an annual rate equivalent to
      0.80% of the fund's average daily net assets. BBH has a sub-administration services  agreement with Federated  Services Company ("FSC") for which FSC receives  compensation  paid by BBH.  For the six months  ended  April 30,
      2009,  the  Fund  incurred   $1,369,589   for   investment   advisory  and
      administrative services.

      Shareholder  Servicing  Fees.  The  Trustee  has a  shareholder  servicing agreement  with BBH for which BBH receives a fee from the Fund  calculated daily  and paid  monthly  at an  annual  rate of 0.25% of Class N  shares'
      average  daily net assets.  For the six months ended April 30,  2009,  the
      Fund incurred $399,620 for shareholder servicing services.

      Custody and  Accounting  Fees. BBH acts as a custodian and shall receive a custody  and  accounting  fee  from  the Fund  calculated  daily  and paid monthly.  BBH holds all cash and  investments and calculates the daily net asset  value.  The custody fee is a  transaction  based fee with an annual minimum of $30,000,  and the  accounting  fee is  calculated  at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next
      $400 million of net assets and 0.01% per annum on all net assets over $500 million.  For the six  months  ended  April 30,  2009,  the Fund  incurred
      $195,371 for custody and accounting  services.  These fees were reduced by
      $6,591  as a result  of an  expense  offset  arrangement  with the  Fund's custodian.  In the event  that the Fund is  overdrawn,  under the  custody agreement  with BBH,  BBH will make  overnight  loans to the Fund to cover overdrafts.  Pursuant  to their  agreement  the Fund will pay the  Federal
      Funds overnight  investment rate on the day of overdraft.  As of April 30,
      2009 the Fund had $64,346  outstanding under such arrangements.  The total interest  paid by the Fund for the six  months  ended  April 30,  2009 was
      $5,906.

      Securities  Lending Fees. The Trust has a security lending  agreement with
      BBH for which BBH receives a fee from the Fund for each  security  loaned.
      For the six months  ended April 30,  2009,  the Fund  incurred no security lending fees.

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2009, the Fund incurred $28,971 for these fees.

22


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2009 (unaudited)

3.    Investment Transactions. For the six months ended April 30, 2009, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $20,702,592 and $103,789,954, respectively.

4.    Securities  on Loan.  As of April 30, 2009,  the Fund had no securities on loan.

5.    Capital  Stock.  The Trust is permitted  to issue an  unlimited  number of
      Class N shares  and  Class I shares of  capital  stock,  at no par  value.
      Transactions in shares of capital stock were as follows:


                                      SHARES                              AMOUNT
                         ---------------------------------   ---------------------------------
                          For the six                         For the six
                          months ended        For the         months ended        For the
                         April 30, 2009      year ended      April 30, 2009      year ended
                           (unaudited)    October 31, 2008     (unaudited)    October 31, 2008
                         --------------   ----------------   --------------   ----------------
Class N
Capital stock sold ......   4,113,466         6,752,633        $37,953,350       $105,933,541
Capital stock issued in
  connection with
  reinvestment of
  dividends .............   2,379,304            79,385         23,269,588          1,288,415
Capital stock redeemed .. (11,123,251)       (6,265,420)      (108,965,959)       (85,445,720)
                          -----------        ----------       ------------        -----------
Net increase ............  (4,630,481)          566,598       $(47,743,021)       $21,776,236
                          ===========        ==========       ============        ===========

Class I
Capital stock sold ......           -                 -       $          -        $         -
Capital stock issued in
  connection with
  reinvestment of
  dividends .............     184,562                 -          1,805,015                  -
Capital stock redeemed ..    (184,562)                -         (1,805,015)                 -
                          -----------        ----------       ------------        -----------
Net increase ............           -                 -       $          -        $         -
                          ===========        ==========       ============        ===========


FINANCIAL STATEMENT APRIL 30, 2009                                            23


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2009 (unaudited)

EXAMPLE

As a shareholder of BBH  International  Equity Fund (the "Fund"),  you may incur two types of costs:  (1) transaction  costs,  including sales charges (loads) on purchase payments,  reinvested  dividends,  or other  distributions;  redemption fees;  and exchange  fees; and (2) ongoing  costs,  including  management  fees;
distribution  12b-1 fees; and other Fund  expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare  these  costs with the ongoing  costs of  investing  in other  mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

ACTUAL EXPENSES

The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

24


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2009 (unaudited)

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs only and do not reflect any  transactional  costs,  such as sales charges (loads),  redemption fees, or exchange fees. Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you determine the relative total costs of owning  different  funds. In addition,  if these transactional costs were included, your costs would have been higher.

                                                             Expenses Paid
                         Beginning           Ending          During Period
                       Account Value      Account Value     November 1, 2008
                     November 1, 2008    April 30, 2009    to April 30, 2009(1)
                     ----------------    --------------    --------------------
Class N
Actual ............        $1,000          $  953.20              $5.91
Hypothetical(2) ...        $1,000          $1,018.74              $6.11

                                                             Expenses Paid
                         Beginning           Ending          During Period
                       Account Value      Account Value     November 1, 2008
                     November 1, 2008    April 30, 2009    to April 30, 2009(1)
                     ----------------    --------------    --------------------
Class I
Actual ............       $1,000            $  954.30             $4.70
Hypothetical(2) ...       $1,000            $1,019.98             $4.86

----------
(1)   Expenses  are equal to the Fund's  annualized  expense  ratio of 1.22% and
      0.97% for Class N and I shares,  respectively,  multiplied  by the average account  value over the  period,  multiplied  by 181/365  (to  reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.  For  the  purposes  of  the calculation,  the  applicable  annualized  expense ratio for each class of shares is subtracted from the assumed return before  expenses.

FINANCIAL STATEMENT APRIL 30, 2009                                            25


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
April 30, 2009 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 10, 2008,  the Board of Trustees  (the "Board") of
the   Trust   unanimously   approved   the   continuance   of   the   Investment
Advisory/Administrative  Services  Agreement  (the  "Agreement")  which had been approved by  shareholders  on May 23,  2007.  The  following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement.

Nature,  Extent and Quality of Services  Provided by Brown  Brothers  Harriman's
Mutual Fund Advisory  Department  (the "SID") and Brown Brothers  Harriman & Co.
("BBH")

The Board noted that,  under the  Agreement  and with respect to each Fund,  the
SID, subject to the supervision of the Board,  will be responsible for providing a  continuous  investment  program and making  purchases  and sales of portfolio securities  consistent with the Funds' investment  objectives and policies.  The
Board also noted that BBH provides administrative services to each Fund.

The Board  considered the scope and quality of services  provided by the SID and
BBH under the  Agreement  and noted  that the  scope of  services  provided  had expanded over time. The Board considered the quality of the investment  research by the SID, administrative  capabilities provided by BBH and the other resources
BBH and the SID have dedicated to performing  services for the Funds.  The Board concluded that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to each of the Funds under the Agreement.

Subject to the supervision of the Board,  the SID oversees the  sub-advisers and evaluates their results. The SID reviews portfolio  performance and composition, departures of key personnel of the  sub-advisers  and any other relevant topics.
The SID also  analyzes and  monitors  economic  trends and monetary  policy on a continuous  basis.  The  holdings of the BBH  International  Equity Fund and the allocation  of  assets  to the  sub-advisers  are  regularly  reviewed  with the objective  of  enhancing  the total rate of return over a full market  cycle and dampening return volatility.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability  of BBH's current  investment  advisory and other fees.  The Board also reviewed BBH's  profitability  data for each Fund,  which also included the effect  of  revenue  generated  by the  shareholder  servicing,  administration, custody, securities lending and other fees paid by the Fund. The Board discussed the  difficulty  of making  comparisons  of  profitability  because  comparative information  is not  generally  publicly  available  and is affected by numerous factors,  including the structure of the service provider, the types of funds it manages and

26


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2009 (unaudited)

administers,  its business mix, numerous assumptions  regarding  allocations and the entity's capital structure and cost of capital. In considering profitability information,  the Board  considered  the effect of  fall-out  benefits  on BBH's expenses,  as well as the "revenue  sharing"  arrangements  BBH has entered into with certain entities that distribute  shares of the Funds. The Board focused on
profitability   of  BBH's   relationships   with  the  Funds  before  taxes  and
distribution  expenses.  The Board  concluded  that it was satisfied  that BBH's level of profitability from its relationship with each Fund was not excessive.

Fall-Out Benefits

The  Board  considered  that the SID  does not  allocate  the  Funds'  portfolio transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates. The
Board  received and reviewed  information  concerning  the SID's  policies  with respect to allocating portfolio brokerage and discussed with BBH its approach to obtaining and monitoring best execution.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain Funds, and is the Funds' administrator, custodian and securities lending agent. The Board recognized that BBH's  profitability would be somewhat lower if it did not  receive  proprietary  research  for  commissions  or,  if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' fee  schedules,  other than the fee schedule for
BBH Money  Market  Fund,  do not  contain  breakpoints.  As a result,  if assets increase,  the fee rates would not be reduced for these Funds on the incremental assets.  With  respect to the BBH Money  Market  Fund,  the  breakpoint  will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into account the effects of inflation or such other basis as may be appropriate, subject to the approval of shareholders to the extent required by the 1940 Act.

FINANCIAL STATEMENT APRIL 30, 2009                                            27


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2009 (unaudited)

There may be other  economies of scale  because  many  expenses did not rise (or fall)  proportionally to increases (or decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  provided to the Board over many years,  the Board  observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds,  there  appeared  to be no  uniformity  or  pattern in the fees and asset levels at which  breakpoints (if any) apply. In light of the Funds' current size and expense structure,  the Board concluded that it was unnecessary at this time to consider  breakpoints with respect to the Funds, other than for the BBH Money
Market Fund.

Investment Results

The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on December 10, 2008, the Board received detailed  performance  information for each Fund at each regular Board meeting during the year. At the meeting held on December 10, 2008, the Board reviewed information showing performance of each
Fund over the prior 1-, 3-, and 5- year  periods and  compared  the  performance information to a securities index over comparable periods.

Fee Rates

The  Board  considered  the  fee  rates  paid by each  Fund  to BBH.  The  Board recognized  that it is difficult to make  comparisons of these fee rates,  or of combined advisory and  administration  fees, because there are variations in the services that are included in the fees paid by other funds.

The  Board  considered  the  depth  and  range of  services  provided  under the
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following  factors specific to the BBH  International  Equity Fund also were noted and considered by the Board in deciding to approve the Agreement:

The Board reviewed the performance of the BBH International  Equity Fund's Class
N shares and Class I shares  versus the MSCI  Europe,  Australasia  and Far East
Index  (the  "Index").   The  Board   considered  the  performance  of  the  BBH
International  Equity Fund and each  sub-advisor  since adopting a multi-manager approach and employing two  sub-advisors  in January 2004. The Board  recognized that  divergence  from the Index,  particularly  during  periods of  significant market movements, was to be expected because each of

28


BBH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2009 (unaudited)

the  sub-advisers has a clearly defined  fundamental  investment style with only modest concern from tracking error to the Index.  The Board reviewed the overall investments of the Fund and concluded that the portfolio was broadly diversified in terms of country  exposure,  sector  exposure and specific  company risk. The
Board  noted that the  performance  of both share  classes  before and after all expenses was better than the Index since January 31, 2004.  The Board also noted
the expense ratio for both share classes were in line with many funds of similar size and investment mandate. Taking into account these comparisons and the other factors considered, the Board concluded that the BBH International Equity Fund's investment results over time and its total expense ratio had been reasonable.

Conflicts of Interest

As a general matter,  certain conflicts of interest may arise in connection with management of a Fund's  investments,  on the one hand,  and the  investments  of other accounts for which the portfolio manager is responsible, on the other. For example,  it is possible that the various  accounts managed could have different investment  strategies  that, at times,  might  conflict with one another to the possible  detriment  of the Fund.  Alternatively,  to the  extent  that the same investment opportunities might be desirable for more than one account,  possible conflicts  could arise in  determining  how to allocate  them.  Other  potential conflicts  might include  conflicts  created by compensation  arrangements,  and conflicts  relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio  trades.  BBH may direct brokerage  transactions and/or payment of a portion of client commissions
("soft  dollars") to specific  brokers or dealers or other  providers to pay for research or brokerage  services.  The use of a broker that provides research and securities  transaction  services  may result in a higher  commission  than that offered by a broker who does not provide such  services.  BBH will  determine in good faith  whether the amount of  commission  is  reasonable in relation to the value of research and brokerage services  provided.  BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements are typically entered into in accordance with a written agreement and may include compensation paid by BBH to the third party.  BBH may pay a  solicitation  fee for  referrals and/or advisory or incentive fees.

BBH has  adopted  and  implemented  policies  and  procedures,  including  trade allocation  procedures,  which are designed to address the conflicts  associated with managing multiple accounts for multiple clients. In addition,  BBH monitors a variety of areas, including compliance with account investment guidelines, the inclusion  only of securities  approved for purchase by an oversight  committee, and  compliance  with  the  Code of  Ethics.  Finally,  BBH has  structured  the portfolio  managers'  compensation  in a  manner,  and the  Funds  have  adopted policies  and  procedures,  reasonably  designed to  safeguard a Fund from being negatively affected as a result of any such potential conflicts.

FINANCIAL STATEMENT APRIL 30, 2009                                            29


INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
4000 ERICSSON DRIVE
WARRENDALE, PA 15086-7561

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds."

A summary of the Fund's Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a record of how the Fund voted any such proxies during the most recent
12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC's website at www.sec.gov.

                                   BROWN [LOGO]
                                   BROTHERS
                                   HARRIMAN
                                   BROWN [LOGO]
                                   BROTHERS
                                   HARRIMAN

--------------------------------------------------------------------------------
                               Semi-Annual Report
                                APRIL 30, 2009
--------------------------------------------------------------------------------

                              BBH BROAD MARKET FUND


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
April 30, 2009 (unaudited)

BREAKDOWN BY SECURITY TYPE

                                                                    Percent of
                                                    U.S. $ Value    Net Assets
                                                    ------------    ----------
Asset Backed Securities..........................   $ 54,489,189       11.1%
Collateralized Mortgage Backed Securities........      1,830,870        0.4
Corporate Bonds..................................    395,688,337       80.6
U.S. Government Agency Obligations...............      7,089,953        1.4
Commercial Paper.................................        500,000        0.1
Cash and Other Assets in Excess of Liabilities...     31,372,293        6.4
                                                    ------------    ----------
NET ASSETS.......................................   $490,970,642      100.0%
                                                    ============    ==========

All data as of April 30, 2009. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

2


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2009 (unaudited)


  Principal                                        Maturity      Interest
   Amount                                            Date          Rate         Value
  ---------                                        --------      --------       -----
              ASSET BACKED SECURITIES (11.1%)
$   750,000   Advanta Business Card Master Trust
                2007-D1A(1,2)..................... 01/22/13        1.847%   $  130,098
    400,000   American Express Credit Account
                Master Trust 2006-2............... 01/15/14        5.350       401,994
  2,875,000   Banc of America Securities Auto
                Trust 2006-G1..................... 12/20/10        5.170     2,898,988
  5,000,000   Bank of America Credit Card
                Trust 2008-A9..................... 07/16/12        4.070     5,071,954
    291,686   Capital One Auto Finance Trust
                2005-BSS.......................... 12/15/10        4.480       291,606
  2,000,000   Capital One Multi-Asset Execution
                Trust 2007-A9..................... 08/15/12        4.950     2,019,148
    465,000   Chase Issuance Trust 2007-A3........ 04/15/19        5.230       440,303
  6,800,000   Chase Issuance Trust 2008-A10(2).... 08/17/15        1.201     6,272,729
  3,245,000   Chase Issuance Trust 2008-A11....... 07/15/15        5.400     3,300,614
  1,390,000   Citibank Credit Card Issuance
                Trust 2006-A4..................... 05/10/13        5.450     1,432,562
    560,000   CNH Equipment Trust 2007-B(2)....... 10/17/11        1.051       558,398
  4,500,000   CNH Equipment Trust 2009-A.......... 10/17/11        4.060     4,513,225
  2,194,799   Connecticut RRB Special Purpose
                Trust CL&P 2001-1................. 12/30/11        6.210     2,279,150
     21,304   Countrywide Asset-Backed Certificates
                2004-S1(2)........................ 03/25/20        3.872        20,902
    124,724   Countrywide Home Equity Loan
                Trust 2004-O(2)................... 02/15/34        0.731        59,032
    315,079   Credit-Based Asset Servicing and
                Securitization LLC 2003-CB3(2).... 12/25/32        2.879       174,550
    224,615   Daimler Chrysler Auto Trust 2006-D.. 02/08/11        4.980       226,591
     75,220   Honda Auto Receivables Owner
                Trust 2006-1...................... 07/18/11        5.080        76,130
  1,916,330   Honda Auto Receivables Owner
                Trust 2007-2...................... 05/23/11        5.460     1,950,303
  4,000,000   Honda Auto Receivables Owner
                Trust 2008-1...................... 01/18/12        4.470     4,064,040


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                             3


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2009 (unaudited)


  Principal                                              Maturity   Interest
   Amount                                                  Date       Rate         Value
  ---------                                              --------   --------       -----
              ASSET BACKED SECURITIES (continued)
$   338,325   Household Automotive Trust 2006-1......... 06/17/11      5.430%   $  330,363
  1,229,746   Hyundai Auto Receivables Trust 2008-A..... 05/16/11      4.160     1,241,024
  3,250,000   MBNA Credit Card Master Note Trust
                2004-A7(2).............................. 12/15/11      0.551      3,243,929
  1,408,066   Nissan Auto Receivables Owner
                Trust 2006-B............................ 11/15/11      5.220      1,433,987
  2,566,718   Nissan Auto Receivables Owner
                Trust 2008-B............................ 10/15/10      3.800      2,585,228
  4,000,000   Nissan Auto Receivables Owner
                Trust 2009-1............................ 04/15/11      3.920      4,056,394
    429,762   SLM Student Loan Trust 2005-9(2).......... 01/25/19      1.142        429,197
  4,537,699   USAA Auto Owner Trust 2006-2.............. 02/15/12      5.370      4,634,586
    350,000   Wachovia Auto Owner Trust 2005-B.......... 11/20/12      4.930        352,164
                                                                                -----------
              Total Asset Backed Securities
              (Identified cost $54,853,873).............                         54,489,189
                                                                                -----------
              COLLATERALIZED MORTGAGE
              BACKED SECURITIES (0.4%)
  1,500,000   Bear Stearns Commercial Mortgage
                Securities 2006-PW11(2)................. 03/11/39      5.575      1,411,260
    420,671   Morgan Stanley Capital I 2006-HQ8......... 03/12/44      5.124        419,610
                                                                                -----------
              Total Collateralized Mortgage
                Backed Securities
              (Identified cost $1,928,766)..............                          1,830,870
                                                                                -----------
              CORPORATE BONDS (80.6%)
              AGRICULTURE (3.2%)
  5,000,000   Archer Daniels Midland Co................. 03/01/13      7.125      5,514,975
  5,000,000   Philip Morris International, Inc.......... 05/16/13      4.875      5,172,595
  5,000,000   Reynolds American, Inc.................... 07/15/10      6.500      5,000,525
                                                                                -----------
                                                                                 15,688,095
                                                                                -----------
              BANKING (5.8%)
 10,000,000   PNC Funding Corp.......................... 06/22/12      2.300     10,032,740
 10,000,000   State Street Corp......................... 04/30/12      2.150      9,982,680


   The accompanying notes are an integral part of these financial statements.

4

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2009 (unaudited)


  Principal                                              Maturity     Interest
   Amount                                                  Date         Rate       Value
  ---------                                              --------     --------     -----
              CORPORATE BONDS (continued)
              BANKING (continued)
$ 6,500,000   US Bancorp................................ 03/13/12      2.250%   $ 6,525,896
  2,100,000   Wells Fargo & Co.......................... 12/09/11      3.000      2,163,800
                                                                                -----------
                                                                                 28,705,116
                                                                                -----------
              BEVERAGES (3.6%)
  5,000,000   Coca-Cola Co.............................. 03/15/14      3.625      5,108,345
  2,000,000   Coca-Cola Enterprises, Inc................ 03/01/12      3.750      2,028,954
  5,000,000   Diageo Finance BV......................... 04/01/13      5.500      5,167,475
    185,000   PepsiAmericas, Inc........................ 05/31/11      5.625        194,339
  5,000,000   PepsiAmericas, Inc........................ 02/15/14      4.375      4,976,495
                                                                                -----------
                                                                                 17,475,608
                                                                                -----------
              COSMETICS / PERSONAL CARE (1.1%)
  5,000,000   Procter & Gamble Co....................... 01/15/14      4.600      5,294,930
                                                                                -----------
              DIVERSIFIED FINANCIAL SERVICES (4.8%)
    625,000   FIA Card Services NA...................... 06/15/12      6.625        575,079
  1,500,000   Goldman Sachs Group, Inc.................. 07/15/11      1.625      1,505,911
  5,000,000   IBM International Group Capital LLC....... 10/22/12      5.050      5,353,105
  2,725,000   International Lease Finance Corp.......... 09/01/10      4.875      2,376,143
  5,000,000   John Deere Capital Corp................... 06/19/12      2.875      5,139,600
  5,000,000   John Deere Capital Corp................... 09/09/13      4.900      5,055,870
  2,140,000   Textron Financial Corp.................... 02/03/11      5.125      1,803,774
    365,000   Travelers Cos., Inc....................... 06/15/12      5.375        368,919
  1,290,000   Unilever Capital Corp..................... 11/01/10      7.125      1,385,021
                                                                                -----------
                                                                                 23,563,422
                                                                                -----------
              FOOD (4.3%)
  5,000,000   Campbell Soup Co.......................... 02/15/11      6.750      5,391,900
  5,000,000   General Mills, Inc........................ 09/10/12      5.650      5,267,210
  5,000,000   Kellogg Co................................ 04/01/11      6.600      5,330,510
  5,000,000   Kroger Co................................. 04/01/11      6.800      5,281,220
                                                                                -----------
                                                                                 21,270,840
                                                                                -----------


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                             5


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2009 (unaudited)


  Principal                                              Maturity     Interest
   Amount                                                  Date         Rate       Value
  ---------                                              --------     --------     -----
              CORPORATE BONDS (continued)
              HEALTHCARE PRODUCTS (1.1%)
$ 5,000,000   Johnson & Johnson......................... 08/15/12      5.150%   $ 5,435,435
                                                                                -----------
              HEALTHCARE SERVICES (2.1%)
  5,000,000   UnitedHealth Group, Inc................... 11/15/12      5.500      5,015,040
  5,000,000   WellPoint, Inc............................ 08/01/12      6.800      5,146,450
                                                                                -----------
                                                                                 10,161,490
                                                                                -----------
              HOUSEHOLD PRODUCTS / WARES (1.1%)
  5,000,000   Kimberly-Clark Corp....................... 02/15/12      5.625      5,347,815
                                                                                -----------
              INDUSTRIALS (6.6%)
  5,000,000   3M Co..................................... 11/01/11      4.500      5,265,550
  4,000,000   Emerson Electric Co....................... 08/15/10      7.125      4,256,604
  5,000,000   General Dynamics Corp..................... 02/01/14      5.250      5,306,650
  3,000,000   Goodrich Corp............................. 12/15/12      7.625      3,249,282
  4,000,000   Lockheed Martin Corp...................... 03/14/13      4.121      4,060,104
  5,000,000   Northrop Grumman Systems Corp............. 02/15/11      7.125      5,322,225
  5,000,000   Raytheon Co............................... 01/15/11      4.850      5,169,995
                                                                                -----------
                                                                                 32,630,410
                                                                                -----------
              INFORMATION TECHNOLOGY (3.4%)
  5,000,000   Hewlett-Packard Co........................ 03/01/12      5.250      5,321,915
  1,100,000   Intuit, Inc............................... 03/15/12      5.400      1,112,766
  5,000,000   Oracle Corp............................... 01/15/11      5.000      5,268,535
  5,000,000   Pitney Bowes, Inc......................... 06/15/13      3.875      4,821,865
                                                                                -----------
                                                                                 16,525,081
                                                                                -----------
              INSURANCE (0.9%)
     75,000   American International Group, Inc......... 10/18/16      5.600         26,081
  4,385,000   MetLife, Inc.............................. 12/01/11      6.125      4,345,219
                                                                                -----------
                                                                                  4,371,300
                                                                                -----------


   The accompanying notes are an integral part of these financial statements.

6

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2009 (unaudited)


  Principal                                              Maturity     Interest
   Amount                                                  Date         Rate       Value
  ---------                                              --------     --------     -----
              CORPORATE BONDS (continued)
              MATERIALS (2.2%)
$ 5,000,000   E.I. Du Pont de Nemours & Co.............. 07/15/13      5.000%   $ 5,173,450
  5,000,000   Praxair, Inc.............................. 04/01/12      6.375      5,381,505
                                                                                -----------
                                                                                 10,554,955
                                                                                -----------
              MEDIA (3.1%)
  5,000,000   Comcast Corp.............................. 03/15/11      5.500      5,171,600
  5,000,000   Time Warner Cable, Inc.................... 07/02/12      5.400      5,073,295
  5,000,000   Walt Disney Co............................ 12/15/13      4.500      5,191,625
                                                                                -----------
                                                                                 15,436,520
                                                                                -----------

              OIL & GAS (8.2%)
  5,000,000   Chevron Corp.............................. 03/03/14      3.950      5,123,545
  5,000,000   ConocoPhillips............................ 02/01/14      4.750      5,272,740
  5,000,000   EnCana Corp............................... 10/15/13      4.750      4,952,350
  5,000,000   Halliburton Co............................ 10/15/10      5.500      5,208,505
  5,000,000   Marathon Oil Corp......................... 02/15/14      6.500      5,187,965
  5,000,000   ONEOK Partners LP......................... 04/01/12      5.900      4,883,920
  5,000,000   Transocean, Inc........................... 03/15/13      5.250      5,062,145
  5,000,000   Weatherford International Ltd............. 03/15/13      5.150      4,695,030
                                                                                -----------
                                                                                 40,386,200
                                                                                -----------
              PHARMACEUTICALS (3.5%)
  5,000,000   Abbott Laboratories....................... 11/30/12      5.150      5,407,910
  1,350,000   Eli Lilly & Co............................ 03/06/12      3.550      1,386,341
  5,000,000   GlaxoSmithKline Capital, Inc.............. 05/15/13      4.850      5,186,740
  5,000,000   Schering-Plough Corp...................... 12/01/13      5.550      5,301,240
                                                                                -----------
                                                                                 17,282,231
                                                                                -----------
              RETAIL (5.4%)
  5,000,000   CVS Caremark Corp......................... 08/15/11      5.750      5,290,385
  5,000,000   Lowe's Cos, Inc........................... 06/01/10      8.250      5,283,910


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                             7


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2009 (unaudited)


  Principal                                              Maturity     Interest
   Amount                                                  Date         Rate       Value
  ---------                                              --------     --------     -----
              CORPORATE BONDS (continued)
              RETAIL (continued)
$ 5,000,000   Target Corp............................... 01/15/11      6.350%   $ 5,330,360
  5,000,000   Walgreen Co............................... 08/01/13      4.875      5,321,120
  5,000,000   Wal-Mart Stores, Inc...................... 05/01/13      4.550      5,300,995
                                                                                -----------
                                                                                 26,526,770
                                                                                -----------
              TELECOMMUNICATIONS (7.6%)
    635,000   AT&T, Inc................................. 09/15/09      4.125        640,933
  5,000,000   AT&T, Inc................................. 03/15/11      6.250      5,270,845
  5,000,000   British Telecommunications, Plc........... 12/15/10      8.625      5,225,105
  5,000,000   Cisco Systems, Inc........................ 02/22/11      5.250      5,315,955
  2,500,000   Deutsche Telekom International
                Finance BV.............................. 06/15/10      8.500      2,628,002
  2,500,000   Deutsche Telekom International
                Finance BV.............................. 07/22/13      5.250      2,562,293
  5,000,000   France Telecom S.A........................ 03/01/11      7.750      5,415,465
  5,000,000   Verizon Pennsylvania, Inc................. 11/15/11      5.650      5,163,000
  5,000,000   Vodafone Group, Plc....................... 02/15/10      7.750      5,185,820
                                                                                -----------
                                                                                 37,407,418
                                                                                -----------
              TRANSPORTATION (3.0%)
  5,000,000   Burlington Northern Santa Fe Corp......... 07/15/11      6.750      5,259,760
  5,000,000   Canadian National Railway Co.............. 03/15/13      4.400      5,074,080
  1,350,000   Union Pacific Corp........................ 01/15/11      6.650      1,423,020
    270,000   Union Pacific Corp........................ 01/15/12      6.125        276,194
  2,555,000   Union Pacific Corp........................ 04/15/12      6.500      2,644,734
                                                                                -----------
                                                                                 14,677,788
                                                                                -----------
              UTILITIES (9.6%)
  5,000,000   Alabama Power Co.......................... 12/01/10      4.700      5,146,975
  5,000,000   Consolidated Edison Co. of
                New York, Inc........................... 07/01/12      5.625      5,254,840
    520,000   Dominion Resources, Inc................... 12/15/10      4.750        532,748


   The accompanying notes are an integral part of these financial statements.

8

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2009 (unaudited)


  Principal                                              Maturity     Interest
   Amount                                                  Date         Rate       Value
  ---------                                              --------     --------     -----
              CORPORATE BONDS (continued)
              UTILITIES (continued)
$ 5,000,000   Duke Energy Carolinas LLC................. 04/01/10      4.500%  $  5,076,040
  5,000,000   FPL Group Capital, Inc.................... 09/01/11      5.625      5,306,525
  5,000,000   MidAmerican Energy Co..................... 07/15/12      5.650      5,140,335
  5,000,000   PG&E Corp................................. 04/01/14      5.750      5,130,280
  5,000,000   Sempra Energy............................. 02/01/13      6.000      5,092,915
  5,000,000   Southern California Edison Co............. 01/15/10      7.625      5,151,280
  5,000,000   Virginia Electric & Power Co.............. 12/15/10      4.500      5,114,975
                                                                               ------------
                                                                                 46,946,913
                                                                               ------------
              Total Corporate Bonds
              (Identified cost $394,460,911)............                        395,688,337
                                                                               ------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS (1.4%)
    175,000   Federal Home Loan Mortgage Corp........... 05/15/28      5.500        179,154
    180,000   Federal Home Loan Mortgage Corp........... 01/15/29      5.500        184,896
    105,000   Federal Home Loan Mortgage Corp........... 10/15/34      5.500        110,430
     93,738   Federal National Mortgage Assoc........... 10/25/21      6.000         98,181
    270,000   Federal National Mortgage Assoc........... 03/25/31      5.500        280,130
      5,860   Federal National Mortgage Assoc........... 11/25/33      5.500          5,848
    494,832   Federal National Mortgage Assoc.(2)....... 07/01/36      5.753        514,581
    879,963   Federal National Mortgage Assoc.(2)....... 09/01/36      5.804        912,830
  1,185,670   Federal National Mortgage Assoc.(2)....... 01/01/37      5.468      1,235,052
     66,469   Federal National Mortgage Assoc........... 02/25/44      5.950         68,483
  1,351,675   FHLMC Non Gold Guaranteed(2).............. 04/01/36      5.382      1,404,253
    298,533   FHLMC Non Gold Guaranteed(2).............. 12/01/36      5.419        310,736
    649,330   FHLMC Non Gold Guaranteed(2).............. 01/01/37      5.483        677,199
  1,012,941   FHLMC Non Gold Guaranteed(2).............. 02/01/37      5.442      1,056,560
     51,265   General National Mortgage Assoc.(2)....... 08/20/29      4.625         51,620
                                                                               ------------
              Total U.S. Government Agency Obligations
              (Identified cost $6,843,369)..............                          7,089,953
                                                                               ------------


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                             9


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2009 (unaudited)


  Principal                                              Maturity     Interest
   Amount                                                  Date         Rate       Value
  ---------                                              --------     --------     -----
              COMMERCIAL PAPER (0.1%)
$   500,000   UBS Finance Delaware LLC(3)............... 05/01/09      0.180%   $    500,000
                                                                                ------------
              Total Commercial Paper
              (Identified cost $500,000)................                             500,000
                                                                                ------------

TOTAL INVESTMENTS (Identified cost $458,586,919)(4).....                93.6%   $459,598,349
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........                 6.4      31,372,293
                                                                       -----    ------------
NET ASSETS..............................................               100.0%   $490,970,642
                                                                       =====    ============


----------

(1)   Security exempt from registration under Rule 144A of the Securities Act of
      1933.  These  securities  may  be  resold  in  transactions   exempt  from
      registration,  normally to qualified  institutional  buyers.  Total market value of 144A  securities  owned at April 30, 2009 was $130,098 or 0.0% of net assets.

(2)   Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30,
      2009 coupon or interest rate.

(3)   Coupon represents a yield to maturity.

(4)   The aggregate  cost for federal income tax purposes is  $458,586,919.  The aggregate  gross  unrealized  appreciation is $3,804,267 and the aggregate gross unrealized  depreciation is $2,792,837,  resulting in net unrealized appreciation of $1,011,430.

Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

   The accompanying notes are an integral part of these financial statements.

10

BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
(continued) April 30, 2009 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund adopted  Financial  Accounting  Standards  Board Statement of Financial
Accounting  Standards No. 157, Fair Value  Measurements  ("FAS 157"),  effective
November 1, 2008. For net asset valuation determination purposes, various inputs are used in determining  the value of the Fund's  investments.  These inputs are summarized in the three broad levels listed below.

--    Level 1 - quoted prices in active markets for identical investments.

--    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

--    Level 3 -  significant  unobservable  inputs  (including  the  Fund's  own assumptions in determining the fair value of investments).

The  following  is a summary of the inputs  used as of April 30, 2009 in valuing the Fund's investment carried at value:

                                                                Investments in
Valuation Inputs                                                  Securities
--------------------------                                      --------------

Level 1 - Quoted prices ...................................      $          -
Level 2 - Other Significant Observable Inputs .............       458,591,798
Level 3 - Significant Unobservable Inputs .................         1,006,551
                                                                 ------------
   Total ..................................................      $459,598,349
                                                                 ============

Following is a reconciliation of investments in which  significant  unobservable inputs (Level 3) were used in determining value:


                                                                                Other
                                                         Investments in       Financial
                                                           Securities        Instruments*
                                                         --------------      ------------
Balance as of 10/31/08 .................................   $ 3,629,715         $      -
Accrued discounts/premiums .............................           437                -
Realized gain/loss and change in unrealized depreciation      (160,445)               -
Net purchases/sales ....................................    (2,463,156)               -
Net transfers in and/or out of Level 3 .................             -                -
                                                           -----------         --------
Balance as of 04/30/09 .................................   $ 1,006,551         $      -
                                                           ===========         ========
Net change in unrealized depreciation from investments
   still held as of 4/30/09 ............................   $  (124,757)    $      -


* Other financial instruments include futures, forwards and swap contracts.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                            11


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2009 (unaudited)

ASSETS:
   Investments in securities, at value
     (identified cost $458,586,919)                           $ 459,598,349
   Cash ...................................................          78,165
   Receivables for:
     Capital stock sold ...................................      24,855,950
     Interest .............................................       5,206,581
     Investment sold ......................................       3,883,192
                                                              -------------
       Total Assets .......................................     493,622,237
                                                              -------------
LIABILITIES:
   Payables for:
     Capital stock redeemed ...............................       1,339,888
     Investment purchased .................................       1,041,922
     Investment advisory and administrative fees ..........         109,795
     Custody and accounting fees ..........................          64,538
     Shareholder servicing fees ...........................          38,001
     Professional fees ....................................          17,459
     Board of Trustees' fees ..............................             189
     Accrued expenses and other liabilities ...............          39,803
                                                              -------------
       Total Liabilities ..................................       2,651,595
                                                              -------------
NET ASSETS ................................................   $ 490,970,642
                                                              =============
Net Assets Consist of:
   Par value ..............................................   $      49,414
   Paid-in capital ........................................     498,438,464
   Undistributed net investment income ....................         197,688
   Accumulated net realized loss on investments and
     foreign exchange transactions ........................      (8,726,354)
   Net unrealized appreciation on investments and
     foreign currency translations ........................       1,011,430
                                                              -------------
Net Assets ................................................   $ 490,970,642
                                                              =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
   ($339,776,116 / 34,191,138 shares outstanding) .........           $9.94
                                                                      =====
CLASS I SHARES
   ($151,194,526 / 15,222,369 shares outstanding) .........           $9.93
                                                                      =====

   The accompanying notes are an integral part of these financial statements.

12


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2009 (unaudited)

NET INVESTMENT INCOME:
   Income:
     Interest and other income ...............................     $  6,746,855
                                                                   ------------
       Total Income ..........................................        6,746,855
                                                                   ------------
   Expenses:
     Investment advisory and administrative fees .............          482,871
     Shareholder servicing fees ..............................          158,298
     Custody and accounting fees .............................           92,537
     Board of Trustees' fees .................................           23,772
     Professional fees .......................................           16,767
     Miscellaneous expenses ..................................           61,574
                                                                   ------------
       Total Expenses ........................................          835,819
       Expense offset arrangement ............................           (3,802)
                                                                   ------------
       Net Expenses ..........................................          832,017
                                                                   ------------
   Net Investment Income .....................................        5,914,838
                                                                   ============
NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments ..........................        4,845,710
   Net change in unrealized appreciation on investments ......       14,300,123
   Net change in unrealized appreciation on
     foreign currency translations ...........................               40
                                                                   ------------
     Net change in unrealized appreciation ...................       14,300,163
                                                                   ------------
   Net Realized and Unrealized Gain ..........................       19,145,873
                                                                   ------------
Net Increase in Net Assets Resulting from Operations .........     $ 25,060,711
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                            13


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                For the six
                                                                months ended        For the
                                                               April 30, 2009      year ended
                                                                 (unaudited)    October 31, 2008
                                                               --------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
     Net investment income............................         $  5,914,838       $ 13,601,326
     Net realized gain (loss) on investments..........            4,845,710         (3,733,055)
     Net change in unrealized appreciation (depreciation)
       on investments and futures contracts...........           14,300,163        (14,587,872)
                                                               ------------       ------------
     Net increase (decrease) in net assets resulting
       from operations................................           25,060,711         (4,719,601)
                                                               ------------       ------------
   Dividends and distributions declared:
     From net investment income:
     Class N..........................................           (4,275,031)        (7,097,397)
     Class I..........................................           (2,275,830)        (5,872,365)
                                                               ------------       ------------
       Total dividends and distributions declared.....           (6,550,861)       (12,969,762)
                                                               ------------       ------------
   Capital stock transactions:
     Net proceeds from sales of capital stock.........          233,422,066         91,732,483
     Net assets value of capital stock issued to shareholders
       for reinvestment of dividends and distributions            5,620,156            211,322
     Net cost of capital stock redeemed...............          (21,473,824)      (108,067,830)
                                                               ------------       ------------
       Net increase (decrease) in net assets
         resulting from capital stock transactions....          217,568,398        (16,124,025)
                                                               ------------       ------------
       Total increase (decrease) in net assets........          236,078,248        (33,813,388)

NET ASSETS:
   Beginning of year..................................          254,892,394        288,705,782
                                                               ------------       ------------
   End of period (including undistributed net investment
     income of $197,688 and $833,711, respectively)...         $490,970,642       $254,892,394
                                                               ============       ============


   The accompanying notes are an integral part of these financial statements.

14


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected  per share data and ratios for a Class N share  outstanding  throughout each period


                                        For the six
                                        months ended                         For the years ended October 31,
                                       April 30, 2009       -------------------------------------------------------------------
                                         (unaudited)          2008           2007           2006          2005           2004
                                       --------------       -------        -------        -------        -------        -------
Net asset value, beginning of year .....     $9.31            $9.92         $10.10         $10.19         $10.57         $10.57
                                           -------          -------        -------        -------        -------        -------
Income from investment operations:
   Net investment income1 ..............      0.18             0.44           0.46           0.48           0.42           0.43
   Net realized and unrealized
     gain (loss) .......................      0.64            (0.63)         (0.21)         (0.03)         (0.27)          0.17
                                           -------          -------        -------        -------        -------        -------
     Total income (loss) from
       investment operations. ..........      0.82            (0.19)          0.25           0.45           0.15           0.60
                                           -------          -------        -------        -------        -------        -------
Less dividends and distributions:
   From net investment income ..........     (0.19)           (0.42)         (0.43)         (0.46)         (0.41)         (0.44)
   From net realized gains .............         -                -              -          (0.08)         (0.12)         (0.16)
                                           -------          -------        -------        -------        -------        -------
     Total dividends and
       distributions ...................     (0.19)           (0.42)         (0.43)         (0.54)         (0.53)         (0.60)
                                           -------          -------        -------        -------        -------        -------
Net asset value, end of period .........     $9.94            $9.31          $9.92         $10.10         $10.19         $10.57
                                           =======          =======        =======        =======        =======        =======
Total return ...........................      8.89%           (2.08)%         2.42%          4.64%          1.49%          5.77%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) .....................      $340             $160           $168           $147           $149           $110
   Ratio of expenses to
     average net assets ................      0.57%(2,3)       0.58%(2)       0.61%(2)       0.55%(2)       0.57%(2)       0.55%(4)
   Ratio of net investment income
     to average net assets .............      3.60%(3)         4.42%          4.62%          4.75%          4.06%          4.14%
   Portfolio turnover rate .............       123%             185%           275%           325%           211%           210%


----------
(1)   Calculated using average shares outstanding for the period.

(2)   The ratio of expenses to average net assets for the six months ended April
      30,  2009,  and the years ended  October  31,  2008,  2007,  2006 and 2005 reflect fees reduced as a result of an expense offset arrangement with the
      Fund's custodian. Has this arrangement not been in place, this ratio would have been 0.57%, 0.58%, 0.62%, 0.56% and 0.58% respectively.

(3)   Annualized.

(4)   Had the expense payment agreement,  which terminated on December 31, 2004, not been in place,  the ratio of expenses to average net assets would have been as follows: N/A, N/A, N/A, N/A, N/A and 0.61%, respectively.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2009                                            15


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected  per share data and ratios for a Class I share  outstanding  throughout each period


                                        For the six
                                        months ended                         For the years ended October 31,
                                       April 30, 2009       -------------------------------------------------------------------
                                         (unaudited)          2008           2007           2006           2005           2004
                                       --------------       -------        -------        -------        -------        -------
Net asset value, beginning of year .....     $9.31            $9.92         $10.10         $10.19         $10.57         $10.57
                                           -------          -------        -------        -------        -------        -------
Income from investment operations:
   Net investment income1 ..............      0.19             0.46           0.48           0.50           0.44           0.46
   Net realized and unrealized
     gain (loss) .......................      0.63            (0.64)         (0.20)         (0.04)         (0.27)          0.15
                                           -------          -------        -------        -------        -------        -------
     Total income (loss) from
       investment operations. ..........      0.82            (0.18)          0.28           0.46           0.17           0.61
                                           -------          -------        -------        -------        -------        -------
Less dividends and distributions:
   From net investment income ..........     (0.20)           (0.43)         (0.46)         (0.47)         (0.43)         (0.45)
   From net realized gains .............         -                -              -          (0.08)         (0.12)         (0.16)
                                           -------          -------        -------        -------        -------        -------
     Total dividends and
       distributions ...................     (0.20)           (0.43)         (0.46)         (0.55)         (0.55)         (0.61)
                                           -------          -------        -------        -------        -------        -------
Net asset value, end of period .........     $9.93            $9.31          $9.92         $10.10         $10.19         $10.57
                                           =======          =======        =======        =======        =======        =======
Total return ...........................      8.84%           (1.92)%         2.58%          4.79%          1.64%          5.91%
Ratios/Supplemental data:
   Net assets, end of period
     (in millions) .....................      $151              $95           $121            $94            $94            $91
   Ratio of expenses to
     average net assets ................      0.42%(2,3)       0.42%(2)       0.46%(2)       0.40%(2)       0.42%(2)       0.40%(4)
   Ratio of net investment income
     to average net assets .............      3.81%(3)         4.56%          4.78%          4.92%          4.21%          4.36%
   Portfolio turnover rate .............       123%             185%           275%           325%           211%           210%


(1)   Calculated using average shares outstanding for the period.

(2)   The ratio of expenses to average net assets for the six months ended April
      30,  2009,  and the years ended  October  31,  2008,  2007,  2006 and 2005 reflect fees reduced as a result of an expense offset arrangement with the
      Fund's custodian. Has this arrangement not been in place, this ratio would have been 0.42%, 0.42%, 0.47%, 0.41% and 0.44% respectively.

(3)   Annualized.

(4)   Had the expense payment agreement,  which terminated on December 31, 2004, not been in place,  the ratio of expenses to average net assets would have been as follows: N/A, N/A, N/A, N/A, N/A and 0.45%, respectively.

   The accompanying notes are an integral part of these financial statements.

16


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2009 (unaudited)

1.    Organization and Significant  Accounting  Policies.  BBH Broad Market Fund
      (the "Fund") is a separate  diversified series of BBH Trust (the "Trust"), which is registered under the Investment  Company Act of 1940, as amended, as an open-end  management  investment  company.  The Trust was originally organized  under the laws of the State of Maryland on July 16, 1990 as BBH
      Fund,  Inc. and  re-organized  as a Delaware  statutory  trust on June 12,
      2007.  The Fund  commenced  operations  on December 22, 2000. On August 6,
      2002, the Trustees  reclassified the Fund's  outstanding  shares as "Class
      N", and established a new class of shares designated as "Class I". Class I commenced on December 3, 2002.  Class N and Class I shares have  different operating  expenses.  Neither Class N shares nor Class I shares convert to any other class of the Fund. At April 30, 2009,  there were five series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles  generally  accepted  in the United  States of  America,  which require  management to make certain  estimates and assumptions at the date of the  financial  statements  and are based,  in part,  on the  following accounting policies. Actual results could differ from those estimates.

      A.    Valuation of Investments.  Bonds and other fixed income  securities, including restricted  securities (other than short-term  obligations but  including  listed  issues)  are valued at their most recent bid prices (sales price if the  principal  market is an exchange) in the principal  market in which such securities are normally  traded,  on the basis of valuations furnished by a pricing service, use of which has been approved by the Trustees.  In making such  valuations,  the
            pricing  service  utilizes  both   dealer-supplied   valuations  and
            electronic  data  processing  techniques  which  take  into  account appropriate  factors such as  institutional-size  trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue,  trading  characteristics  and  other  market  data,  without
            exclusive    reliance    upon   quoted   prices   or   exchange   or
            over-the-counter  prices,  since such  valuations  are  believed  to reflect more accurately the fair value of such securities.

            Securities  or other  assets  for which  market  quotations  are not readily  available  are  valued  at fair  value in  accordance  with procedures  established  by and under the  general  supervision  and responsibility of the Trustees.  Short-term investments which mature in 60 days or less are valued at  amortized  cost if their  original maturity was 60 days or less,  or by  amortizing  their value on the
            61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days,  unless this is determined not to represent fair value by the Trustees.

      B.    Accounting for Investments and Income.  Investment  transactions are accounted for on the trade date.  Realized gains and losses, if any,
            from  investment   transactions  are  determined  on  the  basis  of
            identified  cost.  Interest  income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium  amortization on the investments of the
            Fund.  Investment  income is recorded net of foreign taxes  withheld where

FINANCIAL STATEMENT APRIL 30, 2009                                            17


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2009 (unaudited)

            recovery of such tax is uncertain. Debt obligations may be placed on non-accrual  status and  related  interest  income may be reduced by ceasing  current  accruals and writing off interest  receivable when the  collection of all or a portion of interest has become  doubtful based on  consistently  applied  procedures.  A debt  obligation  is removed from  non-accrual  status when the issuer  resumes  interest payments or when collectability of interest is reasonably assured.

      C.    Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal  Reserve  Bank of New York.  Repurchase  agreements  are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually  agreed upon time and price. The repurchase  price exceeds the sale price,  reflecting the Fund's return on the  transaction  or  effectively  the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying  security.  The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the
            Investment Adviser.  The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase  agreements.  The
            Investment  Adviser or  sub-custodian  will monitor the value of the underlying  security  each  day to  ensure  that  the  value  of the security always equals or exceeds the repurchase  price.  Repurchase agreements are subject to credit risks.  At April 30, 2009, the Fund had no open repurchase agreements.

      D.    Forward Foreign Currency Exchange Contracts. The Fund may enter into
            forward  foreign  currency  exchange   contracts   ("contracts")  in
            connection with planned  purchases or sales of securities,  to hedge the U.S. dollar value of Fund securities denominated in a particular currency,  or to increase or shift its exposure to a currency  other than  U.S.  dollars.  The Fund  has no  specific  limitation  on the percentage  of  assets  which  may be  committed  to these  types of contracts.  The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their  contracts or if the value of the foreign currency changes  unfavorably.  The U.S.
            dollar  values  of  foreign  currency   underlying  all  contractual
            commitments  held by the Fund are determined  using forward currency exchange rates supplied by a quotation  service.  At April 30, 2009, the Fund had no open forward foreign currency exchange contracts.

      E.    Swap Agreements.  The Fund may enter into swap agreements. A swap is an exchange of cash payments  based on a notional  principal  amount between  the Fund and  another  party  which is based on a  specific financial index.  These  transactions are entered into in an attempt to obtain a particular return when it is considered  desirable to do so,  possibly  at a lower  cost to the  Fund  than if the  Fund  had invested directly in an instrument that yielded that desired return.
            Cash payments are  exchanged at specified  intervals and recorded in the  Statement  of  Operations  as realized  gains and  losses.  The expected  income or expense is  recorded  on an accrual  basis.  The value of the  swap is

18


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2009 (unaudited)

            adjusted  daily and the change in value is  recorded  as  unrealized appreciation  or  depreciation.  Risks may arise upon  entering into these agreements from the potential  inability of counter parties to meet the terms of their contract and from  unanticipated  changes in the  value of the  financial  index on which the swap  agreement  is based.  Risks may exceed  amounts  recognized  on the  Statement  of
            Assets and Liabilities.  The Fund may use swaps for both hedging and non-hedging purposes.  For hedging purposes,  the Fund may use swaps to reduce  its  exposure  to  interest  and  foreign  exchange  rate fluctuations.  For non-hedging  purposes,  the Fund may use swaps to take a position on anticipated  changes in the underlying  financial index. At April 30, 2009, the Fund had no open swap agreements.

      F.    Financial  Futures  Contracts.  The Fund may enter into open futures contracts in order to hedge against  anticipated  future  changes in interest rates which  otherwise  might either  adversely  affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the  investment  the Fund has in a particular  contract and does not necessarily  represent  the  amounts  potentially  subject  to risk.
            Trading in futures contracts involves,  to varying degrees,  risk of loss in excess of any  futures  variation  margin  reflected  in the
            Statement  of  Assets  and  Liabilities.  The  measurement  of  risk associated  with  futures  contracts  is  meaningful  only  when all related and offsetting transactions are considered. Gains and losses
            are  realized  upon  the   expiration  or  closing  of  the  futures
            contracts.  Futures  contracts  held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.
            At April 30, 2009, the Fund had no open financial futures contracts.

      G.    Rule 144A Securities.  The Fund may purchase securities that are not registered  under the 1933 Act,  but that can be sold to  "qualified institutional  buyers" in accordance with the requirements stated in
            Rule 144A  under the 1933 Act (Rule  144A  Securities).  A Rule 144A
            Security may be considered illiquid and therefore subject to the 15%
            limitation  on the  purchase  of illiquid  securities,  unless it is determined  on an ongoing  basis  that an  adequate  trading  market exists for the security.  Guidelines have been adopted and the daily function  of  determining  and  monitoring  liquidity  of Rule  144A
            Securities  has  been  delegated  to  the  Investment  Adviser.  All relevant  factors will be considered in determining the liquidity of
            Rule 144A  Securities and all  investments  in Rule 144A  Securities
            will  be  carefully  monitored.   Information  regarding  Rule  144A
            securities is included at the end of the portfolio of investments.

      H.    Securities  Lending.  The Fund may lend its portfolio  securities to broker-dealers, qualified banks and certain institutional investors.
            The loans are secured by  collateral  in an amount equal to at least the  market  value at all times of the  loaned  securities  plus any accrued  interest and dividends.  During the time the securities are on loan, the Fund will continue to receive the interest and

FINANCIAL STATEMENT APRIL 30, 2009                                            19


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2009 (unaudited)

            dividends or amounts  equivalent  thereto,  on the loaned securities while  receiving a fee from the borrower or earning  interest on the investment of the cash collateral.  Loans are subject to termination at the option of the borrower or the Fund.  Upon  termination of the loan, the borrower will return to the lender securities identical to the  loaned  securities.  The  Fund  may  pay  reasonable  finders', administrative  and custodial fees in connection  with a loan of its securities and may share the interest  earned on the collateral with the  borrower.  The Fund bears the risk of delay in recovery  of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2009.

      I.    Federal  Income Taxes.  It is the Trust's  policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated  investment companies and to distribute all of its taxable income to its  shareholders.  Accordingly,  no  federal  income  tax provision is required.  The Fund files a tax return  annually  using tax accounting  methods  required under provisions of the Code which may differ  from  accounting  principles  generally  accepted in the
            United  States  of  America,  the  basis  on which  these  financial statements are prepared.  Accordingly,  the amount of net investment income and net realized gain reported on these financial  statements may  differ  from that  reported  on the  Fund's  tax  return due to certain  book-to-tax  timing differences such as losses deferred due
            to  "wash  sale"   transactions  and  utilization  of  capital  loss
            carryforwards.     These    differences    result    in    temporary
            over-distributions   for  financial   statement   purposes  and  are
            classified as  distributions  in excess of accumulated  net realized
            gains  or  net  investment  income.   These   distributions  do  not
            constitute   a  return  of  capital.   Permanent   differences   are
            reclassified  on the  Statement of Assets &  Liabilities  based upon their tax classification. As such, the character of distributions to shareholders  reported in the Financial  Highlights table may differ from that reported to shareholders on Form 1099-DIV.

      J.    Dividends   and   Distributions   to   Shareholders.   Dividends  to
            shareholders,  if any, are  generally  declared and paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains,  if any, are  generally  declared  and paid  annually and are recorded on the ex-dividend date. The tax character of distributions paid  during the  fiscal  years  ended  October  31,  2008 and 2007, respectively, were as follows:

                             Distribution paid from:
--------------------------------------------------------------------------------
                          Net             Total                         Total
          Ordinary     long-term        taxable       Tax return   distributions
           income     capital gain    distributions   of capital        paid
          --------    ------------    -------------   ----------   -------------

2008:    $12,969,762       -           $12,969,762         -        $12,969,762
2007:     11,326,680       -            11,326,680         -         11,326,680

20


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2009 (unaudited)

            As of October 31, 2008 and 2007,  respectively,  the  components  of accumulated earnings/(deficit) on a tax basis were as follows:


                                     Components of accumulated earnings/(deficit):
-------------------------------------------------------------------------------------------------------------------
                                                                          Other                           Total
         Undistributed   Undistributed                   Accumulated     Book/Tax      Unrealized       accumulated
           ordinary         long-term     Accumulated    capital and     temporary    appreciation/      earnings/
            income        capital gain      earnings     other losses   differences  (depreciation)      (deficit)
         -------------   -------------    -----------    ------------   -----------  --------------     -----------
2008:      $833,711            -            $833,711    $(13,308,121)    $(263,943)   $(13,288,693)    $(26,027,046)
2007:       436,155            -             436,155     (10,771,480)     (137,660)        (69,955)      10,542,940


            The  Fund  had a net  capital  loss  carryforward  of  approximately
            $13,308,121 which expires as follows:

                              Expiration
                                 date              Amount
                              ----------        -----------
                              10/31/2014        $ 5,375,549
                              10/31/2015          5,395,931
                              10/31/2016          2,536,641
                                                -----------
                                                $13,308,121
                                                ===========

            Total distributions paid may differ from the Statement of Changes in
            Net Assets because, for tax purposes,  dividends are recognized when actually paid.

            The  differences   between   book-basis  and  tax-basis   unrealized
            appreciation/(depreciation)  is  attributable  primarily  to the tax deferral of losses on wash sales.

            To  the  extent   future   capital   gains  are  offset  by  capital
            carryforwards, such gains will not be distributed.

      K.    Accounting  Developments.  In  June  2006,  the  Fund  adopted  FASB
            Interpretation  No. 48 "Accounting  for Uncertainty in Income Taxes"
            ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be  recognized,  measured,  presented  and  disclosed  in the
            financial  statements.   FIN  48  requires  the  evaluation  of  tax
            positions  taken or expected to be taken in the course of  preparing the Fund's tax returns to determine  whether that tax  positions are
            "more-likely-than-not"  of being  sustained  by the  applicable  tax authority. Tax positions not deemed to meet the more-likely-than-not threshold  would be  recorded  as a tax  benefit  or  expense in the current year. The adoption of FIN 48 had no impact on the operations of the Fund for the six months ended April 30, 2009.

FINANCIAL STATEMENT APRIL 30, 2009                                            21


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2009 (unaudited)

            In March 2008,  Statement of Financial Accounting Standards No. 161,
            "Disclosures  about Derivative  Instruments and Hedging  Activities"
            ("SFAS  161"),  was issued  and is  effective  for fiscal  years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced  disclosures to provide  information  about the reasons the
            Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on performance. In September 2008, "FASB
            Staff  Position  No.  133-1 and FASB  Interpretation  No. 45-4" (the
            "FSP"),   "Disclosures   about   Credit   Derivatives   and  Certain
            Guarantees:  An  Amendment  of  FASB  Statement  No.  133  and  FASB
            Interpretation  No. 45; and  Clarification  of the Effective Date of
            FASB  Statement  No.  161," was issued and is  effective  for fiscal years and interim  periods  ending after  November 15, 2008. The FSP
            amends  FASB   Statement  No.  133,   "Accounting   for   Derivative
            Instruments  and  Hedging  Activities,"  to require  disclosures  by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments.  The FSP also clarifies the effective date of
            SFAS 161, whereby disclosures required by SFAS 161 are effective for financial  statements  issued for fiscal  years and interim  periods
            beginning   after   November  15,  2008.   Management  is  currently
            evaluating  the  impact  the  adoption  of SFAS 161 will have on the
            Fund's financial statements disclosures.

2.    Transactions with Affiliates.

      Investment  Advisory and  Administrative  Fees.  Effective  June 12, 2007,
      under a combined Investment Advisory and Administrative Services Agreement
      ("Agreement")  with the  Trust,  Brown  Brothers  Harriman  & Co.  ("BBH")
      through  a  separately   identifiable   department  (the  "SID")  provides
      investment  advisory and portfolio  management  services to the Fund.  The
      Fund  pays a  combined  fee for  investment  advisory  and  administrative services calculated daily and paid monthly at an annual rate equivalent to
      0.30% of the fund's average daily net assets. BBH has a sub-administration services  agreement with Federated  Services Company ("FSC") for which FSC receives  compensation  paid by BBH.  For the six months  ended  April 30,
      2009,   the  Fund   incurred   $482,871   for   investment   advisory  and
      administrative services.

      Shareholder   Servicing  Fees.  The  Trust  has  a  shareholder  servicing agreement  with BBH.  BBH  receives a fee from the Fund for such  services calculated  daily and paid  monthly at an annual  rate of 0.15% of Class N shares' average daily net assets. For the six months ended April 30, 2009, the Fund incurred $158,298 for shareholder servicing services.

22


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2009 (unaudited)

      Custody and  Accounting  Fees. BBH acts as a custodian and shall receive a custody  and  accounting  fee  from  the Fund  calculated  daily  and paid monthly.  BBH holds all cash and  investments and calculates the daily net asset  value.  The custody fee is a  transaction  based fee with an annual minimum of $30,000,  and the  accounting  fee is  calculated  at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next
      $400 million of net assets and 0.01% per annum on all net assets over $500 million.  For the six  months  ended  April 30,  2009,  the Fund  incurred
      $92,537 for custody and accounting services.  These fees for the Fund were reduced by $3,802 as a result of an expense  offset  arrangement  with the
      Fund's  custodian.  In the  event  that the Fund is  overdrawn,  under the custody  agreement with BBH, BBH will make overnight  loans to the Fund to cover  overdrafts.  Pursuant  to their  agreement  the  Fund  will pay the
      Federal Funds overnight investment rate on the day of overdraft. The total interest  paid by the Fund for the six months  ended April 30,  2009,  was
      $20.

      Securities  Lending Fees. The Trust has a security lending  agreement with
      BBH for which BBH receives a fee from the Fund for each  security  loaned.
      For the six months  ended April 30,  2009,  the Fund  incurred no security lending fees.

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2009, the Fund incurred $23,772 for these fees.

3.    Investment Transactions. For the six months ended April 30, 2009, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $555,245,360 and $361,400,459 respectively.

4.    Securities  on Loan.  As of April 30, 2009,  the Fund had no securities on loan.

FINANCIAL STATEMENT APRIL 30, 2009                                            23


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2009 (unaudited)

5.    Capital  Stock.  The Trust is permitted  to issue an  unlimited  number of
      Class N shares  and  Class I shares of  capital  stock,  at no par  value.
      Transactions in shares of capital stock were as follows:


                                      SHARES                              AMOUNT
                         ---------------------------------   ---------------------------------
                          For the six                         For the six
                          months ended        For the         months ended        For the
                         April 30, 2009      year ended      April 30, 2009      year ended
                           (unaudited)    October 31, 2008     (unaudited)    October 31, 2008
                         --------------   ----------------   --------------   ----------------
Class N
Capital stock sold ....    18,417,523         4,485,055       $181,863,410       $44,457,271
Capital stock issued in
  connection with
  reinvestment of
  dividends ...........       393,836            22,998          3,891,534           226,737
Capital stock redeemed.    (1,752,034)       (4,256,876)       (17,227,091)      (42,061,645)
                          -----------        ----------      -------------      ------------
Net increase ..........    17,059,325           251,177       $168,527,853        $2,622,363
                          ===========        ==========      =============      ============
Class I
Capital stock sold ....     5,233,025         4,739,971        $51,558,656       $47,275,212
Capital stock issued in
  connection with
  reinvestment of
  dividends ...........       175,026            (1,548)         1,728,622           (15,415)
Capital stock redeemed.      (429,412)       (6,711,398)        (4,246,733)      (66,006,185)
                          -----------        ----------      -------------      ------------
Net increase ..........     4,978,639        (1,972,975)       $49,040,545      $(18,746,388)
                          ===========        ==========      =============      ============


24


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
April 30, 2009 (unaudited)

EXAMPLE

As a shareholder of BBH Broad Market Fund (the "Fund"),  you may incur two types of costs: (1) transaction costs on purchase payments,  reinvested dividends,  or other distributions;  redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare  these  costs with the ongoing  costs of  investing  in other  mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

ACTUAL EXPENSES

The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT APRIL 30, 2009                                            25


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2009 (unaudited)

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs  only  and  do not  reflect  any  transactional  costs,  such  as redemption  fees or exchange  fees.  Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the
relative  total  costs  of  owning  different  funds.  In  addition,   if  these
transactional costs were included, your costs would have been higher.

                                                             Expenses Paid
                         Beginning           Ending          During Period
                       Account Value      Account Value     November 1, 2008
                     November 1, 2008    April 30, 2009    to April 30, 2009(1)
                     ----------------    --------------    --------------------
Class N
Actual............        $1,000            $1,088.90             $2.95
Hypothetical(2)...        $1,000            $1,021.97             $2.86

                                                             Expenses Paid
                         Beginning           Ending          During Period
                       Account Value      Account Value     November 1, 2008
                     November 1, 2008    April 30, 2009    to April 30, 2009(1)
                     ----------------    --------------    --------------------
Class I
Actual............        $1,000            $1,088.40             $2.17
Hypothetical(2)...        $1,000            $1,022.71             $2.11

----------
(1)   Expenses  are equal to the Fund's  annualized  expense  ratio of 0.57% and
      0.42% for Class N and I shares,  respectively,  multiplied  by the average account  value over the  period,  multiplied  by 181/365  (to  reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.  For  the  purposes  of  the calculation,  the  applicable  annualized  expense ratio for each class of shares is subtracted from the assumed return before expenses.

26


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
April 30, 2009 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 10, 2008,  the Board of Trustees  (the "Board") of
the   Trust   unanimously   approved   the   continuance   of   the   Investment
Advisory/Administrative  Services  Agreement  (the  "Agreement")  which had been approved by  shareholders  on May 23,  2007.  The  following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement.

Nature,  Extent and Quality of Services  Provided by Brown  Brothers  Harriman's
Mutual Fund Advisory  Department  (the "SID") and Brown Brothers  Harriman & Co.
("BBH")

The Board noted that,  under the  Agreement  and with respect to each Fund,  the
SID, subject to the supervision of the Board,  will be responsible for providing a  continuous  investment  program and making  purchases  and sales of portfolio securities  consistent with the Funds' investment  objectives and policies.  The
Board also noted that BBH provides administrative services to each Fund.

The Board considered the scope and quality of services to be provided by the SID and BBH under the  Agreement  and noted that the scope of services  provided had expanded over time. The Board considered the quality of the investment  research by the  SID,  the  administrative  capabilities  provided  by BBH and the  other resources BBH and the SID have  dedicated to performing  services for the Funds.
The Board concluded that, overall,  they were satisfied with the nature,  extent and quality of  services  expected to be provided to each of the Funds under the
Agreement.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability  of BBH's current  investment  advisory and other fees.  The Board also reviewed BBH's  profitability  data for each Fund,  which also included the effect  of  revenue  generated  by the  shareholder  servicing,  administration, custody, securities lending and other fees paid by the Fund. The Board discussed the  difficulty  of making  comparisons  of  profitability  because  comparative information  is not  generally  publicly  available  and is affected by numerous factors,  including the structure of the service provider, the types of funds it manages and  administers,  its  business  mix,  numerous  assumptions  regarding allocations  and  the  entity's  capital  structure  and  cost  of  capital.  In considering  profitability  information,  the  Board  considered  the  effect of
fall-out  benefits  on  BBH's  expenses,   as  well  as  the  "revenue  sharing"
arrangements BBH has entered into with certain  entities that distribute  shares of the Funds. The Board focused on profitability of BBH's relationships with the
Funds before taxes and  distribution  expenses.  The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

FINANCIAL STATEMENT APRIL 30, 2009                                            27


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2009 (unaudited)

Fall-Out Benefits

The  Board  considered  that the SID  does not  allocate  the  Funds'  portfolio transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates. The
Board  received and reviewed  information  concerning  the SID's  policies  with respect to allocating portfolio brokerage and discussed with BBH its approach to obtaining and monitoring best execution.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain Funds, and is the Funds' administrator, custodian and securities lending agent. The Board recognized that BBH's  profitability would be somewhat lower if it did not  receive  proprietary  research  for  commissions  or,  if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' fee  schedules,  other than the fee schedule for
BBH Money  Market  Fund,  do not  contain  breakpoints.  As a result,  if assets increase,  the fee rates would not be reduced for these Funds on the incremental assets.  With  respect to the BBH Money  Market  Fund,  the  breakpoint  will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into account the effects of inflation or such other basis as may be appropriate, subject to the approval of shareholders to the extent required by the 1940 Act.

There may be other  economies of scale  because  many  expenses did not rise (or fall)  proportionally to increases (or decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  provided to the Board over many years,  the Board  observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds, there

28


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2009 (unaudited)

appeared to be no  uniformity  or pattern in the fees and asset  levels at which breakpoints  (if any)  apply.  In light of the Funds'  current  size and expense structure,  the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.

Investment Results

The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on December 10, 2008, the Board received detailed  performance  information for each Fund at each regular Board meeting during the year. At the meeting held on December 10, 2008, the Board reviewed information showing performance of each
Fund over the prior 1-, 3-, and 5- year  periods and  compared  the  performance information to a securities index over comparable periods.

Fee Rates

The  Board  considered  the  fee  rates  paid by each  Fund  to BBH.  The  Board recognized  that it is difficult to make  comparisons of these fee rates,  or of combined advisory and  administration  fees, because there are variations in the services that are included in the fees paid by other funds.

The  Board  considered  the  depth  and  range of  services  provided  under the
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers  (including the Funds' Chief Compliance
Officer and  officers to provide  required  certifications)  and  administrative services,  such as  shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following  factors specific to the BBH Broad Market Fund also were noted and considered by the Board in deciding to approve the Agreement:

The Board reviewed the information  showing  performance of the BBH Broad Market
Fund's Class N shares and Class I shares  compared to the Barclays  Capital U.S.
Aggregate  Bond  Index.  Both  classes  of the BBH Broad  Market  Fund  modestly underperformed the benchmark over all the relevant periods both on a pre-fee and after-fee  basis.  The Board  noted  that the  Advisor  had made a change to the
Fund's  portfolio  management team in 2008 and that changes had been made to the overall  make up of the  portfolio  to reduce its risk  profile.  The Board also noted the expense  ratio for both share  classes were in line with or lower than many funds of similar size and  investment  mandate.  Taking into account  these comparisons and the other factors  considered,  the Board concluded that the BBH
Broad  Market  Fund's  investment  results over time,  the actions  taken by the
Advisor and its total expense ratio had been reasonable.

FINANCIAL STATEMENT APRIL 30, 2009                                            29


BBH BROAD MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2009 (unaudited)

Conflicts of Interest

As a general matter,  certain conflicts of interest may arise in connection with management of a Fund's  investments,  on the one hand,  and the  investments  of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts man- aged could have different investment  strategies  that, at times,  might  conflict with one another to the possible  detriment  of the Fund.  Alternatively,  to the  extent  that the same investment opportunities might be desirable for more than one account,  possible conflicts  could arise in  determining  how to allocate  them.  Other  potential conflicts  might include  conflicts  created by compensation  arrangements,  and conflicts  relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio  trades.  BBH may direct brokerage  transactions and/or payment of a portion of client commissions
("soft  dollars") to specific  brokers or dealers or other  providers to pay for research or brokerage  services.  The use of a broker that provides research and securities  transaction  services  may result in a higher  commission  than that offered by a broker who does not provide such  services.  BBH will  determine in good faith  whether the amount of  commission  is  reasonable in relation to the value of research and brokerage services  provided.  BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements are typically entered into in accordance with a written agreement and may include compensation paid by BBH to the third party.  BBH may pay a  solicitation  fee for  referrals and/or advisory or incentive fees.

BBH has  adopted  and  implemented  policies  and  procedures,  including  trade allocation  procedures,  which are designed to address the conflicts  associated with managing multiple accounts for multiple clients. In addition,  BBH monitors a variety of areas, including compliance with account investment guidelines, the inclusion only of securities approved for purchase by an oversight committee and compliance  with the Code of Ethics.  Finally,  BBH has structured the portfolio managers'  compensation  in a  manner,  and the  Funds  have  adopted  policies, reasonably  designed  to  safeguard a Fund from being  negatively  affected as a result of any such potential conflicts.

30


INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
4000 ERICSSON DRIVE
WARRENDALE, PA 15086-7561

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q."
Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds."

A summary of the Fund's Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a record of how the Fund voted any such proxies during the most recent
12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC's website at www.sec.gov.

                                   BROWN [LOGO]
                                   BROTHERS
                                   HARRIMAN
ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to the    Registrant's principal executive officer, principal
      financial officer, principal accounting officer or controller or persons performing similar functions.
(b) No answer required.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
(1) Not applicable.
(2) Not applicable.
(3) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling (800)575-1265.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has designated two members of the audit committee as financial experts.
     (2) The following Trustees have been designated as audit committee financial experts by the Board of Trustees who are “independent” for purposes of this Item 3 of Form N-CSR: audit committee members Arthur D.
           Miltenberger and David P. Feldman are the designated audit committee financial experts.
     (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
   TO BE PROVIDED BY D&T

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) Not applicable.

(b) Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
                MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
                COMPANY AND AFFILIATED PURCHASERS.

         Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form
     N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no significant changes in the Registrant's internal controls or in other factors that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule
       30a-2(a) under the Act (17 CFR 270.30a-2) is filed as Exhibit 12(a)
       (2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         BBH TRUST
                                                -------------------------------------

By (Signature and Title)*          /s/ John A. Gehret
                                                   ------------------------------
                                               John A. Gehret, President
                                              (Principal Executive Officer)

Date:      07/07/09
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ John A. Gehret
                                                    ------------------------------
                                                  John A. Gehret, President
                                                 (Principal Executive Officer)

Date:      07/07/09
        ------------------

By (Signature and Title)*       /s/ Charles H. Schreiber
                                                     ---------------------------
                                              Charles H. Schreiber, Treasurer
                                                 (Principal Financial Officer)

Date:     07/07/09
       ------------------

- Print name and title of each signing officer  under his or her signature.

EXHIBIT 12(a) (1)

A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

EXHIBIT 12(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH
   Core Select, BBH International Equity Fund and BBH Broad Market Fund,
   ("Registrant");

2. Based on my knowledge, this report does not contain  any untrue statement of a material fact or omit to  state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial  statements and  other financial information included in this report,  fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements  are required to include a statement of cash flows) of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and  maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)  and internal control over financial reporting (as defined in Rule 30a-3(d)
   under the Investment Company Act of 1940) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known  to us by others within those entities, particularly during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted  accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a  date within 90 days prior to the filing date of this  report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report  that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the
   Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent  functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over  financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:  07/07/09

                                      /s/ John A. Gehret
                              =======================
                                           John A. Gehret
                          President - Principal Executive Officer

EXHIBIT 12(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH
   Core Select, BBH International Equity Fund and BBH Broad Market Fund,
   ("Registrant");

2. Based on my knowledge, this report does not contain  any untrue statement of a material  fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and  other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements  are required to include a statement of cash flows)of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d)
   under the Investment Company Act of 1940) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known  to us by others within those entities, particularly  during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness  of the disclosure controls and procedures, as of a date within 90 days prior  to the filing date of this  report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report  that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the
   Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves  management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date: 07/07/09

                                     /s/ Charles H. Schreiber
                              ==========================
                                         Charles H. Schreiber
                            Treasurer - Principal Financial Officer

SECTION 906 CERTIFICATIONS

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C.
(section) 1350, and accompanies the report on Form N-CSR for the fiscal year ended October 31, 2009 of the BBH Trust (the “Registrant”).

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of the Registrant, hereby  certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended April 30, 2009
(the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the
Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date:           07/07/09
               ------------------

                                       /s/ John A. Gehret
                              =======================
                                            John A. Gehret
                       President - Principal Executive Officer

Date:         07/07/09
               ------------------

                                       /s/ Charles H. Schreiber
                              ==========================
                                            Charles H. Schreiber
                            Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.